UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 - June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 78.7%
Industrial - 16.8%
3M Co.	9,378	$1,952,405
Boeing Co.	9,378	1,854,500
United Technologies Corp.	9,378	1,145,148
Caterpillar, Inc.	9,378	1,007,760
General Electric Co.	9,378	253,300
Total Industrial		6,213,113
Financial - 15.6%
Goldman Sachs Group, Inc.	9,378	2,080,978
Travelers Cos., Inc.	9,378	1,186,598
Visa, Inc. — Class A	9,378	879,469
JPMorgan Chase & Co.	9,378	857,149
American Express Co.	9,378	790,003
Total Financial		5,794,197
Consumer, Non-cyclical - 13.8%
UnitedHealth Group, Inc.	9,378	1,738,869
Johnson & Johnson	9,378	1,240,615
Procter & Gamble Co.	9,378	817,293
Merck & Co., Inc.	9,378	601,036
Coca-Cola Co.	9,378	420,603
Pfizer, Inc.	9,378	315,007
Total Consumer, Non-cyclical		5,133,423
Consumer, Cyclical - 11.1%
Home Depot, Inc.	9,378	1,438,586
McDonald’s Corp.	9,378	1,436,334
Wal-Mart Stores, Inc.	9,378	709,727
NIKE, Inc. — Class B	9,378	553,302
Total Consumer, Cyclical		4,137,949
Technology - 10.1%
International Business Machines Corp.	9,378	1,442,617
Apple, Inc.	9,377	1,350,476
Microsoft Corp.	9,378	646,426
Intel Corp.	9,378	316,414
Total Technology		3,755,933
Energy - 4.7%
Chevron Corp.	9,378	978,407
Exxon Mobil Corp.	9,378	757,086
Total Energy		1,735,493
Communications - 4.6%
Walt Disney Co.	9,378	996,413
Verizon Communications, Inc.	9,378	418,821
Cisco Systems, Inc.	9,378	293,531
Total Communications		1,708,765
Basic Materials - 2.0%
EI du Pont de Nemours & Co.	9,378	756,898
Total Common Stocks
(Cost $27,308,410)		29,235,771

	Face Amount
REPURCHASE AGREEMENTS††,1 - 9.1%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[2]	$2,482,218	2,482,218
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[2]	919,182	919,182
Total Repurchase Agreements
(Cost $3,401,400)		3,401,400
Total Investments - 87.8%
(Cost $30,709,810)		$32,637,171
Other Assets & Liabilities, net - 12.2%		4,549,737
Total Net Assets - 100.0%		$37,186,908

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 Dow Jones Industrial Average Index Swap 1.69%[3], Terminating 07/31/17 (Notional Value $32,585,453)	1,526	$81,461
BNP Paribas July 2017 Dow Jones Industrial Average Index Swap 1.47%[3], Terminating 07/28/17 (Notional Value $12,452,519)	583	(43,481)
(Total Notional Value $45,037,972)		$37,980

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$29,235,771	$—	$—	$—	$29,235,771
Equity Index Swap Agreements	—	—	81,461	—	81,461
Repurchase Agreements	$—	$3,401,400	$—	$—	$3,401,400
Total Assets	$29,235,771	$3,401,400	$81,461	$—	$32,718,632

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$43,481	$—	$43,481

*	Other financial instruments include swaps which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.2%
Federal Home Loan Bank[1]
1.01% due 07/05/17	$1,700,000	$1,699,810
Total Federal Agency Discount Notes
(Cost $1,699,810)		1,699,810

REPURCHASE AGREEMENTS††,2 - 61.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	3,402,900	3,402,900
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	1,260,118	1,260,118
Total Repurchase Agreements
(Cost $4,663,018)		4,663,018
Total Investments - 83.2%
(Cost $6,362,828)		$6,362,828
Other Assets & Liabilities, net - 16.8%		1,286,842
Total Net Assets - 100.0%		$7,649,670

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,365,885)	41	$16,187

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 Dow Jones Industrial Average Index Swap 0.97%[4], Terminating 07/28/17 (Notional Value $1,064,305)	50	$3,702
Barclays Bank plc July 2017 Dow Jones Industrial Average Index Swap 1.44%[4], Terminating 07/31/17 (Notional Value $9,856,409)	462	(18,887)
(Total Notional Value $10,920,714)		$(15,185)

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$16,187	$—	$—	$—	$16,187
Equity Index Swap Agreements	—	—	—	3,702	—	3,702
Federal Agency Discount Notes	—	—	1,699,810	—	—	1,699,810
Repurchase Agreements	—	—	4,663,018	—	—	4,663,018
Total Assets	$—	$16,187	$6,362,828	$3,702	$—	$6,382,717

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$18,887	$—	$18,887

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 68.5%
Freddie Mac[1]
0.80% due 10/27/17	$5,000,000	$4,996,040
Federal Farm Credit Bank[2]
1.40% due 08/10/18[3]	4,500,000	4,512,609
Total Federal Agency Notes
(Cost $9,498,507)		9,508,649

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bill
0.91% due 08/03/17[4,5],[6]	100,000	99,927
Total U.S. Treasury Bills
(Cost $99,915)		99,927

REPURCHASE AGREEMENTS††,[7] - 48.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[8]	4,858,472	4,858,472
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[8]	1,799,125	1,799,125
Total Repurchase Agreements
(Cost $6,657,597)		6,657,597
Total Investments - 117.2%
(Cost $16,256,019)		$16,266,173
Other Assets & Liabilities, net - (17.2)%		(2,385,505)
Total Net Assets - 100.0%		$13,880,668

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $13,907,610)	123	$300,693

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 NASDAQ-100 Index Swap 0.97%[9], Terminating 07/28/17 (Notional Value $7,038,194)	1,246	$163,338
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.49%[9], Terminating 07/27/17 (Notional Value $4,982,796)	882	114,739
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.54%[9], Terminating 07/31/17 (Notional Value $1,859,556)	329	1,973
(Total Notional Value $13,880,546)		$280,050

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[9]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$300,693	$—	$—	$—	$300,693
Equity Index Swap Agreements	—	—	—	280,050	—	280,050
Federal Agency Notes	—	—	9,508,649	—	—	9,508,649
Repurchase Agreements	—	—	6,657,597	—	—	6,657,597
U.S. Treasury Bills	—	—	99,927	—	—	99,927
Total Assets	$—	$300,693	$16,266,173	$280,050	$—	$16,846,916

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 47.2%
Federal Farm Credit Bank[1]
1.40% due 08/10/18[2]	$3,000,000	$3,008,405
1.42% due 09/12/18[2]	2,000,000	2,006,260
Total Federal Farm Credit Bank		5,014,665
Freddie Mac[3]
0.75% due 10/26/18[4]	1,000,000	999,962
Total Federal Agency Notes
(Cost $5,998,620)		6,014,627

U.S. TREASURY BILLS†† - 5.9%
U.S. Treasury Bill
0.96% due 09/07/17[5,6,9]	500,000	499,129
0.91% due 08/03/17[6,9]	250,000	249,817
Total U.S. Treasury Bills
(Cost $748,867)		748,946

REPURCHASE AGREEMENTS††,7 - 45.4%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[5]	4,230,132	4,230,132
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	1,566,446	1,566,446
Total Repurchase Agreements
(Cost $5,796,578)		5,796,578
Total Investments - 98.5%
(Cost $12,544,065)		$12,560,151
Other Assets & Liabilities, net - 1.5%		188,713
Total Net Assets - 100.0%		$12,748,864

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2017 Russell 2000 Index Swap 0.69%[8], Terminating 07/31/17 (Notional Value $19,331,470)	13,658	$13,247
Goldman Sachs International July 2017 Russell 2000 Index Swap 0.74%[8], Terminating 07/27/17 (Notional Value $4,141,947)	2,926	3,989
BNP Paribas July 2017 Russell 2000 Index Swap 0.32%[8], Terminating 07/28/17 (Notional Value $1,637,198)	1,157	699
(Total Notional Value $25,110,615)		$17,935

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[9]	Rate indicated is the effective yield at the time of purchase.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$17,935	$—	$17,935
Federal Agency Notes	—	6,014,627	—	—	6,014,627
Repurchase Agreements	—	5,796,578	—	—	5,796,578
U.S. Treasury Bills	—	748,946	—	—	748,946
Total Assets	$—	$12,560,151	$17,935	$—	$12,578,086

*	Other financial instruments include swaps which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 71.0%
Freddie Mac[1]
0.80% due 10/27/17	$5,000,000	$4,996,040
0.75% due 10/26/18[2]	2,500,000	2,499,905
Total Freddie Mac		7,495,945
Federal Farm Credit Bank[3]
1.40% due 08/10/18[4]	7,000,000	7,019,614
Federal Home Loan Bank[3]
1.02% due 12/13/17[4]	5,000,000	4,099,995
1.00% due 06/13/22[2]	2,500,000	2,496,440
Total Federal Home Loan Bank		7,496,435
Total Federal Agency Notes
(Cost $19,497,337)		22,011,994

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bill
0.91% due 08/03/175,6,[7]	750,000	749,450
Total U.S. Treasury Bills
(Cost $749,364)		749,450

REPURCHASE AGREEMENTS††,[8] - 19.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[9]	3,813,767	3,813,767
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[9]	1,412,264	1,412,264
Total Repurchase Agreements
(Cost $5,226,031)		5,226,031
Total Investments - 101.8%
(Cost $27,972,732)		$27,987,475
Other Assets & Liabilities, net - (1.8)%		(482,547)
Total Net Assets - 100.0%		$27,504,928

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $12,347,100)	102	$97,867

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 S&P 500 Index Swap 0.97%[10], Terminating 07/28/17 (Notional Value $31,409,819)	12,961	$96,023
Goldman Sachs International July 2017 S&P 500 Index Swap 1.59%[10], Terminating 07/27/17 (Notional Value $9,683,051)	3,996	59,264
Barclays Bank plc July 2017 S&P 500 Index Swap 1.49%[10], Terminating 07/31/17 (Notional Value $1,614,222)	666	(2,399)
(Total Notional Value $42,707,092)		$152,888

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[10]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$97,867	$—	$—	$—	$97,867
Equity Index Swap Agreements	—	—	—	155,287	—	155,287
Federal Agency Notes	—	—	22,011,994	—	—	22,011,994
Repurchase Agreements	—	—	5,226,031	—	—	5,226,031
U.S. Treasury Bills	—	—	749,450	—	—	749,450
Total Assets	$—	$97,867	$27,987,475	$155,287	$—	$28,240,629

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$2,399	$—	$2,399

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 83.8%
Technology - 31.2%
Apple, Inc.	244,211	$35,171,267
Microsoft Corp.	361,620	24,926,467
Intel Corp.	220,565	7,441,863
Broadcom Ltd.	18,799	4,381,107
NVIDIA Corp.	27,868	4,028,598
QUALCOMM, Inc.	69,202	3,821,334
Texas Instruments, Inc.	46,667	3,590,092
Adobe Systems, Inc.*	23,171	3,277,306
Applied Materials, Inc.	50,335	2,079,339
Activision Blizzard, Inc.	35,301	2,032,279
Cognizant Technology Solutions Corp. — Class A	27,588	1,831,843
Intuit, Inc.	12,001	1,593,853
Micron Technology, Inc.*	51,818	1,547,285
Electronic Arts, Inc.*	14,521	1,535,160
Analog Devices, Inc.	17,190	1,337,382
Fiserv, Inc.*	9,948	1,217,038
Western Digital Corp.	13,641	1,208,593
NetEase, Inc. ADR	3,570	1,073,249
Lam Research Corp.	7,556	1,068,645
Autodesk, Inc.*	10,323	1,040,765
Cerner Corp.*	15,477	1,028,756
Paychex, Inc.	16,827	958,129
Check Point Software Technologies Ltd.*	7,774	847,988
Skyworks Solutions, Inc.	8,643	829,296
Microchip Technology, Inc.	10,744	829,222
Xilinx, Inc.	11,618	747,270
CA, Inc.	19,570	674,578
KLA-Tencor Corp.	7,343	671,958
Maxim Integrated Products, Inc.	13,234	594,207
Citrix Systems, Inc.*	7,080	563,426
Seagate Technology plc	13,894	538,393
Akamai Technologies, Inc.*	8,097	403,312
Total Technology		112,890,000
Communications - 31.2%
Amazon.com, Inc.*	22,388	21,671,585
Facebook, Inc. — Class A*	110,763	16,722,998
Alphabet, Inc. — Class C*	16,252	14,768,680
Alphabet, Inc. — Class A*	13,941	12,960,669
Comcast Corp. — Class A	221,712	8,629,030
Cisco Systems, Inc.	234,196	7,330,335
Priceline Group, Inc.*	2,302	4,305,937
Charter Communications, Inc. — Class A*	12,531	4,221,066
Netflix, Inc.*	20,188	3,016,289
T-Mobile US, Inc.*	38,915	2,359,027
Baidu, Inc. ADR*	12,937	2,313,912
eBay, Inc.*	50,696	1,770,304
JD.com, Inc. ADR*	42,959	1,684,852
Twenty-First Century Fox, Inc. — Class A	49,290	1,396,879
Sirius XM Holdings, Inc.[1]	218,504	1,195,217
Ctrip.com International Ltd. ADR*	20,871	1,124,112
Twenty-First Century Fox, Inc. — Class B	37,402	1,042,394
Expedia, Inc.	6,471	963,855
Liberty Global plc — Class C*	28,527	889,472
Symantec Corp.	28,489	804,814
DISH Network Corp. — Class A*	10,655	668,708
Vodafone Group plc ADR	20,389	585,776
Viacom, Inc. — Class B	16,501	553,939
MercadoLibre, Inc.	2,066	518,318
Liberty Global plc — Class A*	11,108	356,789
Discovery Communications, Inc. — Class C*	10,505	264,831
Liberty Ventures*	3,803	198,859
Discovery Communications, Inc. — Class A*,1	7,202	186,028
Liberty Global plc LiLAC — Class C*	5,653	121,031
Liberty Global plc LiLAC — Class A*	2,323	50,572
Total Communications		112,676,278
Consumer, Non-cyclical - 13.6%
Amgen, Inc.	34,445	5,932,462
Kraft Heinz Co.	57,033	4,884,306
Celgene Corp.*	36,573	4,749,736
Gilead Sciences, Inc.	61,206	4,332,161
Mondelez International, Inc. — Class A	71,068	3,069,427
PayPal Holdings, Inc.*	56,266	3,019,797
Biogen, Inc.*	9,935	2,695,962
Regeneron Pharmaceuticals, Inc.*	4,889	2,401,183
Automatic Data Processing, Inc.	20,956	2,147,152
Express Scripts Holding Co.*	27,800	1,774,752
Intuitive Surgical, Inc.*,1	1,726	1,614,448
Vertex Pharmaceuticals, Inc.*	11,666	1,503,397
Monster Beverage Corp.*	26,596	1,321,289
Alexion Pharmaceuticals, Inc.*	10,518	1,279,725
Incyte Corp.*	9,590	1,207,477
Illumina, Inc.*	6,838	1,186,530
Mylan N.V.*	25,105	974,576
BioMarin Pharmaceutical, Inc.*	8,173	742,272
Dentsply Sirona, Inc.	10,737	696,187
Henry Schein, Inc.*	3,716	680,102
IDEXX Laboratories, Inc.*	4,128	666,342
Verisk Analytics, Inc. — Class A*	7,744	653,361
Cintas Corp.	4,933	621,755
Shire plc ADR	3,669	606,376
Hologic, Inc.*	13,115	595,159
Total Consumer, Non-cyclical		49,355,934
Consumer, Cyclical - 7.0%
Walgreens Boots Alliance, Inc.	50,631	3,964,913
Starbucks Corp.	67,827	3,954,992
Costco Wholesale Corp.	20,560	3,288,161
Tesla, Inc.*,1	7,693	2,781,866
Marriott International, Inc. — Class A	17,747	1,780,202
American Airlines Group, Inc.	23,072	1,160,983
PACCAR, Inc.	16,454	1,086,622
Ross Stores, Inc.	18,361	1,059,981
O’Reilly Automotive, Inc.*	4,263	932,489
Ulta Beauty, Inc.*	2,910	836,159
Dollar Tree, Inc.*	11,086	775,133
Hasbro, Inc.	5,855	652,891

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 83.8% (continued)
Consumer, Cyclical - 7.0% (continued)
Wynn Resorts Ltd.	4,795	$643,105
Fastenal Co.	13,549	589,788
Norwegian Cruise Line Holdings Ltd.*	10,675	579,546
Liberty Interactive Corporation QVC Group — Class A*	19,743	484,493
Mattel, Inc.	16,045	345,449
Tractor Supply Co.	6,022	326,453
Total Consumer, Cyclical		25,243,226
Industrial - 0.8%
CSX Corp.	43,215	2,357,811
J.B. Hunt Transport Services, Inc.	5,151	470,698
Total Industrial		2,828,509
Total Common Stocks
(Cost $268,038,506)		302,993,947

	Face Amount
U.S. TREASURY BILLS†† - 5.0%
U.S. Treasury Bill
0.96% due 09/07/172,3,[4]	$18,000,000	17,968,644
0.91% due 08/03/17[3,4,11]	100,000	99,927
Total U.S. Treasury Bills
(Cost $18,066,765)		18,068,571

FEDERAL AGENCY NOTES†† - 2.8%
Federal Home Loan Bank[5]
1.02% due 12/13/17[6]	10,000,000	9,999,990
Total Federal Agency Notes
(Cost $10,000,000)		9,999,990

REPURCHASE AGREEMENTS††,7 - 3.0%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[2]	7,812,479	7,812,479
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[2]	2,893,014	2,893,014
Total Repurchase Agreements
(Cost $10,705,493)		10,705,493

	Shares
SECURITIES LENDING COLLATERAL†,8 - 1.0%
First American Government Obligations Fund — Class Z, 0.84%[9]	3,677,997	3,677,997
Total Securities Lending Collateral
(Cost $3,677,997)		3,677,997
Total Investments - 95.6%
(Cost $310,488,761)		$345,445,998
Other Assets & Liabilities, net - 4.4%		16,237,496
Total Net Assets - 100.0%		$361,683,494

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $452,280)	4	$(3,100)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.69%[10], Terminating 07/31/17 (Notional Value $291,691,346)	51,655	$(322,745)
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.79%[10], Terminating 07/27/17 (Notional Value $15,240,125)	2,699	(330,297)
BNP Paribas July 2017 NASDAQ-100 Index Swap 1.47%[10], Terminating 07/28/17 (Notional Value $113,494,790)	20,099	(2,357,538)
(Total Notional Value $420,426,261)		$(3,010,580)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of June 30, 2017.
[10]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[11]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$302,993,947	$—	$—	$—	$—	$302,993,947
Federal Agency Notes	—	—	9,999,990	—	—	9,999,990
Repurchase Agreements	—	—	10,705,493	—	—	10,705,493
Securities Lending Collateral	3,677,997	—	—	—	—	3,677,997
U.S. Treasury Bills	—	—	18,068,571	—	—	18,068,571
Total Assets	$306,671,944	$—	$38,774,054	$—	$—	$345,445,998

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$3,100	$—	$—	$—	$3,100
Equity Index Swap Agreements	—	—	—	3,010,580	—	3,010,580
Total Liabilities	$—	$3,100	$—	$3,010,580	$—	$3,013,680

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3%
Financial - 14.0%
Gramercy Property Trust	1,736	$51,634
Wintrust Financial Corp.	636	48,615
MGIC Investment Corp.*	4,246	47,554
Hancock Holding Co.	967	47,382
IBERIABANK Corp.	580	47,269
Umpqua Holdings Corp.	2,539	46,615
Healthcare Realty Trust, Inc.	1,325	45,248
United Bankshares, Inc.	1,148	45,002
Texas Capital Bancshares, Inc.*	571	44,195
Ellie Mae, Inc.*	388	42,646
Cousins Properties, Inc.	4,795	42,147
GEO Group, Inc.	1,404	41,515
CNO Financial Group, Inc.	1,961	40,945
MB Financial, Inc.	929	40,913
Sunstone Hotel Investors, Inc.	2,531	40,800
Radian Group, Inc.	2,485	40,630
Colony Starwood Homes	1,160	39,800
Investors Bancorp, Inc.	2,973	39,720
Primerica, Inc.	522	39,542
Chemical Financial Corp.	812	39,309
LaSalle Hotel Properties	1,305	38,889
UMB Financial Corp.	518	38,777
First Industrial Realty Trust, Inc.	1,335	38,208
Fulton Financial Corp.	1,966	37,354
Home BancShares, Inc.	1,482	36,902
National Health Investors, Inc.	456	36,115
Physicians Realty Trust REIT	1,769	35,628
Sterling Bancorp	1,512	35,154
Stifel Financial Corp.*	764	35,129
Valley National Bancorp	2,962	34,981
Washington Federal, Inc.	1,025	34,030
Evercore Partners, Inc. — Class A	470	33,135
Selective Insurance Group, Inc.	660	33,033
Essent Group Ltd.*	885	32,869
Cathay General Bancorp	863	32,751
Education Realty Trust, Inc.	844	32,705
Ryman Hospitality Properties, Inc.	507	32,453
Glacier Bancorp, Inc.	882	32,290
First Financial Bankshares, Inc.	727	32,133
EastGroup Properties, Inc.[1]	380	31,844
First Citizens BancShares, Inc. — Class A	85	31,680
Community Bank System, Inc.	562	31,343
BancorpSouth, Inc.	987	30,104
PS Business Parks, Inc.	227	30,053
WageWorks, Inc.*	428	28,762
South State Corp.	332	28,452
STAG Industrial, Inc.	1,024	28,262
Washington Real Estate Investment Trust	885	28,232
QTS Realty Trust, Inc. — Class A	539	28,206
Mack-Cali Realty Corp.	1,039	28,198
RLJ Lodging Trust	1,411	28,037
Hope Bancorp, Inc.	1,488	27,751
Great Western Bancorp, Inc.	679	27,710
Blackhawk Network Holdings, Inc.*	628	27,381
First Midwest Bancorp, Inc.	1,171	27,296
Acadia Realty Trust	963	26,771
CVB Financial Corp.	1,188	26,647
Columbia Banking System, Inc.	668	26,620
Urban Edge Properties	1,121	26,601
Old National Bancorp	1,541	26,582
American Equity Investment Life Holding Co.	993	26,096
Care Capital Properties, Inc.	967	25,819
Enstar Group Ltd.*	129	25,626
Pebblebrook Hotel Trust[1]	790	25,470
DiamondRock Hospitality Co.	2,293	25,108
Trustmark Corp.	774	24,892
Lexington Realty Trust	2,483	24,607
Financial Engines, Inc.	671	24,559
RLI Corp.	442	24,142
Xenia Hotels & Resorts, Inc.	1,235	23,922
Retail Opportunity Investments Corp. REIT	1,241	23,815
LTC Properties, Inc.	451	23,177
Eagle Bancorp, Inc.*	362	22,915
United Community Banks, Inc.	812	22,574
Hilltop Holdings, Inc.	860	22,541
Alexander & Baldwin, Inc.	535	22,139
International Bancshares Corp.	628	22,011
Summit Hotel Properties, Inc.	1,172	21,858
Genworth Financial, Inc. — Class A*	5,763	21,727
Renasant Corp.	496	21,695
Invesco Mortgage Capital, Inc.	1,290	21,556
Astoria Financial Corp.	1,068	21,520
Banner Corp.	378	21,361
Potlatch Corp.	464	21,205
Bank of NT Butterfield & Son Ltd.	617	21,040
Capitol Federal Financial, Inc.	1,473	20,931
Rexford Industrial Realty, Inc.	759	20,827
LegacyTexas Financial Group, Inc.	542	20,666
Independent Bank Corp.	306	20,395
Argo Group International Holdings Ltd.	333	20,180
Ameris Bancorp	417	20,099
LendingClub Corp.*	3,646	20,089
TowneBank	648	19,958
PRA Group, Inc.*	526	19,935
Quality Care Properties, Inc.*	1,084	19,848
Apollo Commercial Real Estate Finance, Inc.	1,056	19,589
ServisFirst Bancshares, Inc.	531	19,589
First Financial Bancorp	706	19,556
FCB Financial Holdings, Inc. — Class A*	403	19,243
WesBanco, Inc.	482	19,058
Terreno Realty Corp.	562	18,917
First Merchants Corp.	469	18,826
Monogram Residential Trust, Inc.	1,929	18,731
Simmons First National Corp. — Class A	347	18,356
American Assets Trust, Inc.	463	18,238
Kennedy-Wilson Holdings, Inc.	955	18,192
NBT Bancorp, Inc.	490	18,106
Kite Realty Group Trust REIT	950	17,984
Provident Financial Services, Inc.	707	17,944
Washington Prime Group, Inc.	2,138	17,895

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 14.0% (continued)
Sabra Health Care REIT, Inc.[1]	740	$17,834
Horace Mann Educators Corp.	469	17,728
Waddell & Reed Financial, Inc. — Class A	932	17,596
Kemper Corp.	454	17,524
Four Corners Property Trust, Inc.	695	17,451
Select Income REIT	726	17,446
Global Net Lease, Inc.	768	17,080
Northwest Bancshares, Inc.	1,086	16,952
Union Bankshares Corp.	494	16,747
Chesapeake Lodging Trust	679	16,615
Pacific Premier Bancorp, Inc.*	450	16,605
Westamerica Bancorporation	292	16,364
BofI Holding, Inc.*,1	688	16,319
CBL & Associates Properties, Inc.[1]	1,932	16,287
Park National Corp.	153	15,869
WSFS Financial Corp.	347	15,736
Artisan Partners Asset Management, Inc. — Class A	511	15,688
Walker & Dunlop, Inc.*	318	15,528
Employers Holdings, Inc.	364	15,397
CenterState Banks, Inc.	619	15,388
CareTrust REIT, Inc.	827	15,333
Redwood Trust, Inc.	879	14,978
AmTrust Financial Services, Inc.[1]	977	14,792
Government Properties Income Trust	803	14,703
Boston Private Financial Holdings, Inc.	957	14,690
HFF, Inc. — Class A	421	14,638
CYS Investments, Inc.	1,737	14,608
Kearny Financial Corp.	974	14,464
Berkshire Hills Bancorp, Inc.	408	14,341
S&T Bancorp, Inc.	393	14,093
First Commonwealth Financial Corp.	1,110	14,075
PennyMac Mortgage Investment Trust	757	13,846
MBIA, Inc.*	1,438	13,560
WisdomTree Investments, Inc.[1]	1,323	13,455
Agree Realty Corp.	292	13,394
Franklin Street Properties Corp.	1,199	13,285
Heartland Financial USA, Inc.	282	13,282
Tompkins Financial Corp.	168	13,225
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	567	12,967
Navigators Group, Inc.	235	12,902
Lakeland Financial Corp.	278	12,755
Capital Bank Financial Corp. — Class A	333	12,687
Brookline Bancorp, Inc.	861	12,571
AMERISAFE, Inc.[1]	220	12,529
Third Point Reinsurance Ltd.*	881	12,246
Seritage Growth Properties[1]	288	12,082
Independent Bank Group, Inc.	203	12,079
Monmouth Real Estate Investment Corp.	795	11,965
Beneficial Bancorp, Inc.	794	11,910
National General Holdings Corp.	563	11,879
Aircastle Ltd.	545	11,854
National Storage Affiliates Trust	508	11,740
State Bank Financial Corp.	430	11,662
Infinity Property & Casualty Corp.	124	11,656
Ramco-Gershenson Properties Trust	902	11,636
Universal Health Realty Income Trust	146	11,613
Safety Insurance Group, Inc.	168	11,474
City Holding Co.	174	11,461
RE/MAX Holdings, Inc. — Class A	204	11,434
FNFV Group*	723	11,423
Capstead Mortgage Corp.	1,094	11,410
Moelis & Co. — Class A	287	11,150
Southside Bancshares, Inc.	318	11,128
Parkway, Inc.	486	11,125
Encore Capital Group, Inc.*,1	276	11,081
Seacoast Banking Corporation of Florida*	459	11,062
Sandy Spring Bancorp, Inc.	271	11,019
First Interstate BancSystem, Inc. — Class A	294	10,940
Stewart Information Services Corp.	241	10,937
First Busey Corp.	373	10,936
First BanCorp*	1,879	10,879
Ladder Capital Corp. — Class A	810	10,862
United Fire Group, Inc.	246	10,839
Nelnet, Inc. — Class A	229	10,765
Central Pacific Financial Corp.	342	10,763
Banc of California, Inc.[1]	498	10,707
FelCor Lodging Trust, Inc.	1,478	10,656
Enterprise Financial Services Corp.	259	10,567
ARMOUR Residential REIT, Inc.	419	10,475
St. Joe Co.*	552	10,350
Hanmi Financial Corp.	362	10,299
KCG Holdings, Inc. — Class A*	513	10,229
Alexander’s, Inc.	24	10,115
Tier REIT, Inc.	547	10,109
Cohen & Steers, Inc.	245	9,932
Piper Jaffray Cos.	165	9,892
MTGE Investment Corp.	524	9,851
OceanFirst Financial Corp.	361	9,790
Stock Yards Bancorp, Inc.	251	9,764
Lakeland Bancorp, Inc.	514	9,689
United Financial Bancorp, Inc.	580	9,680
iStar, Inc.*	798	9,608
MainSource Financial Group, Inc.	283	9,483
National Bank Holdings Corp. — Class A	286	9,469
New Senior Investment Group, Inc.	941	9,457
OM Asset Management plc	634	9,421
InfraREIT, Inc.	487	9,326
Meridian Bancorp, Inc.	549	9,278
BancFirst Corp.	96	9,274
HomeStreet, Inc.*	332	9,188
Meta Financial Group, Inc.	103	9,167
Customers Bancorp, Inc.*	324	9,163
Universal Insurance Holdings, Inc.[1]	363	9,148
Maiden Holdings Ltd.	822	9,124

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 14.0% (continued)
Ambac Financial Group, Inc.*	521	$9,039
Flushing Financial Corp.	319	8,993
Easterly Government Properties, Inc.	427	8,946
Heritage Financial Corp.	337	8,931
Houlihan Lokey, Inc.	255	8,900
Pennsylvania Real Estate Investment Trust	786	8,898
Univest Corporation of Pennsylvania	297	8,895
Washington Trust Bancorp, Inc.	172	8,867
1st Source Corp.	184	8,821
First BanCorp Puerto Rico	280	8,753
Chatham Lodging Trust	433	8,699
Investors Real Estate Trust	1,398	8,682
Virtus Investment Partners, Inc.	77	8,543
Northfield Bancorp, Inc.	493	8,455
PHH Corp.*	606	8,345
PJT Partners, Inc. — Class A	207	8,326
National Western Life Group, Inc. — Class A	26	8,310
German American Bancorp, Inc.	243	8,284
Forestar Group, Inc.*	482	8,266
TriCo Bancshares	235	8,260
Hersha Hospitality Trust	445	8,237
TrustCo Bank Corp. NY	1,060	8,215
Cass Information Systems, Inc.	125	8,205
James River Group Holdings Ltd.	206	8,184
Bryn Mawr Bank Corp.	192	8,160
Investment Technology Group, Inc.	377	8,007
Preferred Bank/Los Angeles CA	149	7,967
New York Mortgage Trust, Inc.	1,278	7,949
NorthStar Realty Europe Corp.	624	7,912
Independence Realty Trust, Inc.	797	7,866
Getty Realty Corp.	312	7,831
ConnectOne Bancorp, Inc.	346	7,802
Community Trust Bancorp, Inc.	177	7,744
Oritani Financial Corp.	453	7,724
First of Long Island Corp.	267	7,636
CoBiz Financial, Inc.	436	7,586
Flagstar Bancorp, Inc.*	244	7,520
Camden National Corp.	175	7,509
NMI Holdings, Inc. — Class A*	654	7,488
Stonegate Bank	161	7,435
First Potomac Realty Trust	666	7,399
Altisource Residential Corp.	570	7,376
Saul Centers, Inc.	127	7,363
Guaranty Bancorp	268	7,290
Greenlight Capital Re Ltd. — Class A*	345	7,211
Bridge Bancorp, Inc.	216	7,193
Diamond Hill Investment Group, Inc.	36	7,178
Dime Community Bancshares, Inc.	363	7,115
Park Sterling Corp.	591	7,021
FBL Financial Group, Inc. — Class A	113	6,950
CU Bancorp*	189	6,832
Urstadt Biddle Properties, Inc. — Class A	339	6,712
Great Southern Bancorp, Inc.	124	6,634
Armada Hoffler Properties, Inc.	512	6,630
QCR Holdings, Inc.	139	6,589
INTL FCStone, Inc.*	174	6,570
Federal Agricultural Mortgage Corp. — Class C	101	6,535
Anworth Mortgage Asset Corp.	1,087	6,533
TriState Capital Holdings, Inc.*	256	6,451
Horizon Bancorp	244	6,429
Pacific Continental Corp.	249	6,362
Greenhill & Company, Inc.	314	6,311
Gladstone Commercial Corp.	286	6,232
State National Companies, Inc.	338	6,212
Kinsale Capital Group, Inc.	165	6,156
Peoples Bancorp, Inc.	188	6,040
Peapack Gladstone Financial Corp.	192	6,008
First Defiance Financial Corp.	114	6,006
Nationstar Mortgage Holdings, Inc.*	335	5,993
Midland States Bancorp, Inc.	176	5,900
Mercantile Bank Corp.	184	5,792
AG Mortgage Investment Trust, Inc.	316	5,783
Trupanion, Inc.*	258	5,774
First Financial Corp.	122	5,771
Opus Bank	238	5,760
Heritage Commerce Corp.	415	5,719
Fidelity Southern Corp.	249	5,692
Enova International, Inc.*	380	5,643
Nicolet Bankshares, Inc.*	103	5,635
Franklin Financial Network, Inc.*	135	5,569
Preferred Apartment Communities, Inc. — Class A	350	5,513
Waterstone Financial, Inc.	292	5,504
Live Oak Bancshares, Inc.	227	5,493
UMH Properties, Inc.	319	5,439
Ashford Hospitality Trust, Inc.	882	5,363
Carolina Financial Corp.	165	5,333
Bar Harbor Bankshares	173	5,332
First Foundation, Inc.*	323	5,307
Westwood Holdings Group, Inc.	93	5,272
First Community Bancshares, Inc.	191	5,224
Southwest Bancorp, Inc.	203	5,187
Whitestone REIT — Class B	422	5,170
Republic First Bancorp, Inc.*	558	5,162
World Acceptance Corp.*	68	5,094
Allegiance Bancshares, Inc.*	132	5,056
CatchMark Timber Trust, Inc. — Class A	444	5,048
Independent Bank Corp.	232	5,046
Virtu Financial, Inc. — Class A1	283	4,995
OFG Bancorp[1]	496	4,960
NexPoint Residential Trust, Inc.	198	4,928
Blue Hills Bancorp, Inc.	274	4,905
Marcus & Millichap, Inc.*	184	4,850
Cowen, Inc. — Class A*	297	4,826
Western Asset Mortgage Capital Corp.	468	4,820
National Commerce Corp.*	120	4,746
Financial Institutions, Inc.	159	4,738

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 14.0% (continued)
Green Bancorp, Inc.*	244	$4,734
State Auto Financial Corp.	182	4,683
United Community Financial Corp.	562	4,670
HomeTrust Bancshares, Inc.*	191	4,660
Cedar Realty Trust, Inc.	948	4,598
CorEnergy Infrastructure Trust, Inc.	136	4,568
Atlantic Capital Bancshares, Inc.*	239	4,541
Access National Corp.	170	4,508
Bank Mutual Corp.	486	4,447
MidWestOne Financial Group, Inc.	128	4,338
Veritex Holdings, Inc.*	164	4,318
R1 RCM, Inc.*	1,150	4,313
City Office REIT, Inc.	339	4,305
West Bancorporation, Inc.	182	4,304
Triumph Bancorp, Inc.*	175	4,296
HCI Group, Inc.[1]	91	4,275
Bancorp, Inc.*	564	4,275
Bank of Marin Bancorp	69	4,247
OneBeacon Insurance Group Ltd. — Class A	232	4,229
Arrow Financial Corp.	132	4,178
Farmers National Banc Corp.	288	4,176
MedEquities Realty Trust, Inc.	330	4,165
First Connecticut Bancorp, Inc.	162	4,155
People’s Utah Bancorp	155	4,154
Fidelity & Guaranty Life	131	4,068
CNB Financial Corp.	169	4,051
Ares Commercial Real Estate Corp.	307	4,019
Republic Bancorp, Inc. — Class A	111	3,963
Citizens, Inc.*,1	534	3,941
First Mid-Illinois Bancshares, Inc.	115	3,938
Heritage Insurance Holdings, Inc.	299	3,893
RMR Group, Inc. — Class A	80	3,892
Clifton Bancorp, Inc.	234	3,868
WashingtonFirst Bankshares, Inc.	112	3,867
One Liberty Properties, Inc.	165	3,866
Enterprise Bancorp, Inc.	108	3,838
Old Second Bancorp, Inc.	331	3,823
Orchid Island Capital, Inc.	383	3,776
Dynex Capital, Inc.	529	3,756
Equity Bancshares, Inc. — Class A*	122	3,738
NewStar Financial, Inc.	353	3,707
Community Healthcare Trust, Inc.	144	3,685
Global Indemnity Ltd.*	95	3,683
Arlington Asset Investment Corp. — Class A	266	3,636
PCSB Financial Corp.*	207	3,531
Resource Capital Corp.	346	3,519
Hamilton Lane, Inc. — Class A	158	3,474
FRP Holdings, Inc.*	75	3,461
Peoples Financial Services Corp.	79	3,455
Sierra Bancorp	140	3,437
American National Bankshares, Inc.	93	3,436
Bluerock Residential Growth REIT, Inc.	263	3,390
eHealth, Inc.*,1	179	3,365
Farmland Partners, Inc.	365	3,263
Ocwen Financial Corp.*	1,213	3,263
Farmers Capital Bank Corp.	84	3,238
Western New England Bancorp, Inc.	317	3,218
National Bankshares, Inc.	78	3,182
First Bancorp, Inc.	117	3,166
Farmers & Merchants Bancorp Incorporated/Archbold OH	51	3,162
Ashford Hospitality Prime, Inc.	304	3,128
Citizens & Northern Corp.	134	3,117
Investors Title Co.	16	3,095
United Insurance Holdings Corp.	196	3,083
PennyMac Financial Services, Inc. — Class A*	182	3,039
Sun Bancorp, Inc.	123	3,032
Health Insurance Innovations, Inc. — Class A*	128	3,008
Ames National Corp.	98	2,999
HarborOne Bancorp, Inc.*	149	2,974
Sutherland Asset Management Corp.	194	2,881
Home Bancorp, Inc.	67	2,849
Ladenburg Thalmann Financial Services, Inc.*	1,166	2,845
Macatawa Bank Corp.	297	2,833
EMC Insurance Group, Inc.	101	2,806
Altisource Portfolio Solutions S.A.*,1	128	2,793
BSB Bancorp, Inc.*	95	2,779
Southern First Bancshares, Inc.*	75	2,779
Territorial Bancorp, Inc.	89	2,776
WMIH Corp.*	2,218	2,773
Regional Management Corp.*	117	2,765
Safeguard Scientifics, Inc.*	232	2,761
Summit Financial Group, Inc.	125	2,750
Old Line Bancshares, Inc.	97	2,733
Hingham Institution for Savings	15	2,729
FB Financial Corp.*	75	2,714
First Bancshares, Inc.	98	2,705
Codorus Valley Bancorp, Inc.	93	2,641
On Deck Capital, Inc.*	566	2,638
Baldwin & Lyons, Inc. — Class B	107	2,622
Capital City Bank Group, Inc.	127	2,593
GAIN Capital Holdings, Inc.	415	2,585
Consolidated-Tomoka Land Co.	45	2,563
Marlin Business Services Corp.	101	2,540
Charter Financial Corp.	141	2,538
KKR Real Estate Finance Trust, Inc.	118	2,537
Central Valley Community Bancorp	114	2,526
Paragon Commercial Corp.*	48	2,519
Great Ajax Corp.	180	2,516
MutualFirst Financial, Inc.	70	2,499
Cherry Hill Mortgage Investment Corp.	135	2,493
BankFinancial Corp.	166	2,477

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 14.0% (continued)
Civista Bancshares, Inc.	114	$2,380
Northrim BanCorp, Inc.	78	2,371
Shore Bancshares, Inc.	144	2,369
Jernigan Capital, Inc.	106	2,332
Federated National Holding Co.	145	2,320
RAIT Financial Trust	1,053	2,306
Southern National Bancorp of Virginia, Inc.	128	2,253
Bear State Financial, Inc.	238	2,251
Premier Financial Bancorp, Inc.	107	2,205
Southern Missouri Bancorp, Inc.	68	2,194
Cadence BanCorp*	100	2,188
Penns Woods Bancorp, Inc.	53	2,183
First Business Financial Services, Inc.	94	2,170
Century Bancorp, Inc. — Class A	34	2,162
Bankwell Financial Group, Inc.	69	2,155
Union Bankshares, Inc.	45	2,138
Investar Holding Corp.	93	2,130
Evans Bancorp, Inc.	53	2,117
Clipper Realty, Inc.	171	2,110
NI Holdings, Inc.*	118	2,110
ACNB Corp.	68	2,074
SI Financial Group, Inc.	128	2,061
Community Bankers Trust Corp.*	246	2,030
First Community Financial Partners, Inc.*	157	2,025
LCNB Corp.	101	2,020
Stratus Properties, Inc.	68	1,999
First Internet Bancorp	71	1,992
Tiptree, Inc. — Class A	281	1,981
MBT Financial Corp.	204	1,979
Associated Capital Group, Inc. — Class A	58	1,972
Pzena Investment Management, Inc. — Class A	194	1,971
Bank of Commerce Holdings	178	1,967
SmartFinancial, Inc.*	82	1,958
Howard Bancorp, Inc.*	101	1,944
Owens Realty Mortgage, Inc.	114	1,933
Orrstown Financial Services, Inc.	84	1,919
Commerce Union Bancshares, Inc.	79	1,886
Norwood Financial Corp.	44	1,859
Oppenheimer Holdings, Inc. — Class A	112	1,837
Xenith Bankshares, Inc.*	59	1,833
Impac Mortgage Holdings, Inc.*	121	1,831
First Northwest Bancorp*	115	1,814
Sunshine Bancorp, Inc.*	85	1,811
Atlas Financial Holdings, Inc.*	121	1,803
Timberland Bancorp, Inc.	71	1,794
C&F Financial Corp.	38	1,782
Malvern Bancorp, Inc.*	74	1,772
Hallmark Financial Services, Inc.*	156	1,758
Capstar Financial Holdings, Inc.*	99	1,756
Community Financial Corp.	45	1,733
Ohio Valley Banc Corp.	47	1,694
Northeast Bancorp	83	1,689
Prudential Bancorp, Inc.	93	1,689
Entegra Financial Corp.*	73	1,661
BCB Bancorp, Inc.	108	1,652
FNB Bancorp	60	1,648
Independence Holding Co.	79	1,616
Donegal Group, Inc. — Class A	101	1,606
Kingstone Companies, Inc.	104	1,591
Maui Land & Pineapple Company, Inc.*	77	1,563
Pacific Mercantile Bancorp*	177	1,558
Two River Bancorp	83	1,543
GAMCO Investors, Inc. — Class A	52	1,539
First Financial Northwest, Inc.	95	1,532
Unity Bancorp, Inc.	89	1,531
Global Medical REIT, Inc.	170	1,520
Peoples Bancorp of North Carolina, Inc.	48	1,517
Middlefield Banc Corp.	30	1,512
ESSA Bancorp, Inc.	102	1,501
Trinity Place Holdings, Inc.*	208	1,479
Parke Bancorp, Inc.	66	1,478
Chemung Financial Corp.	36	1,472
Riverview Bancorp, Inc.	220	1,461
ASB Bancorp, Inc.*	32	1,406
Ellington Residential Mortgage REIT	95	1,393
United Security Bancshares	149	1,378
Provident Financial Holdings, Inc.	71	1,367
Old Point Financial Corp.	41	1,348
Elevate Credit, Inc.*	165	1,307
County Bancorp, Inc.	54	1,296
Crawford & Co. — Class B	137	1,274
Blue Capital Reinsurance Holdings Ltd.	68	1,244
First Guaranty Bancshares, Inc.	45	1,226
DNB Financial Corp.	35	1,201
MidSouth Bancorp, Inc.[1]	102	1,199
Provident Bancorp, Inc.*	50	1,125
Silvercrest Asset Management Group, Inc. — Class A	82	1,103
Greene County Bancorp, Inc.	35	952
Guaranty Bancshares, Inc.	23	735
Transcontinental Realty Investors, Inc.*	19	511
California First National Bancorp	25	471
Medley Management, Inc. — Class A	61	397
Fifth Street Asset Management, Inc.	81	393
Oconee Federal Financial Corp.	14	389
Griffin Industrial Realty, Inc.	8	251
Total Financial		5,722,788
Consumer, Non-cyclical - 11.4%
Kite Pharma, Inc.*,1	560	58,054
Catalent, Inc.*	1,442	50,613
PAREXEL International Corp.*	577	50,146
HealthSouth Corp.	1,024	49,561
Bluebird Bio, Inc.*	471	49,478
Masimo Corp.*	515	46,957
NuVasive, Inc.*	582	44,766
Exact Sciences Corp.*,1	1,259	44,530
Grand Canyon Education, Inc.*	538	42,184

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.4% (continued)
Deluxe Corp.	556	$38,486
Integra LifeSciences Holdings Corp.*	706	38,484
Clovis Oncology, Inc.*	411	38,481
Healthcare Services Group, Inc.	817	38,260
Chemed Corp.	180	36,815
Incorporated Research Holdings, Inc. — Class A*	626	36,621
Brink’s Co.	525	35,175
Molina Healthcare, Inc.*	505	34,936
Insulet Corp.*	667	34,224
Snyder’s-Lance, Inc.	987	34,169
LivaNova plc*	556	34,033
PRA Health Sciences, Inc.*	444	33,303
Nektar Therapeutics*	1,699	33,215
Wright Medical Group N.V.*	1,199	32,961
Cantel Medical Corp.	417	32,488
Prestige Brands Holdings, Inc.*	611	32,267
Portola Pharmaceuticals, Inc.*	569	31,961
On Assignment, Inc.*	583	31,569
Sage Therapeutics, Inc.*	396	31,537
Medicines Co.*,1	791	30,066
ICU Medical, Inc.*	173	29,843
Darling Ingredients, Inc.*	1,881	29,607
Penumbra, Inc.*	336	29,484
Neogen Corp.*	426	29,441
Helen of Troy Ltd.*	312	29,359
Ironwood Pharmaceuticals, Inc. — Class A*	1,544	29,151
Puma Biotechnology, Inc.*	329	28,755
Ligand Pharmaceuticals, Inc. — Class B*	235	28,529
HealthEquity, Inc.*	571	28,453
Aaron’s, Inc.	727	28,280
Ultragenyx Pharmaceutical, Inc.*	454	28,198
Adtalem Global Education, Inc.	713	27,058
Cimpress N.V.*	286	27,036
Globus Medical, Inc. — Class A*	809	26,818
B&G Foods, Inc.	753	26,807
Sanderson Farms, Inc.[1]	231	26,715
ABM Industries, Inc.	642	26,656
Lancaster Colony Corp.	216	26,486
Advisory Board Co.*	463	23,845
Prothena Corporation plc*	440	23,813
Haemonetics Corp.*	602	23,773
Nevro Corp.*	318	23,669
Avis Budget Group, Inc.*	859	23,425
Supernus Pharmaceuticals, Inc.*	543	23,403
Sotheby’s*	436	23,400
Vector Group Ltd.	1,072	22,854
J&J Snack Foods Corp.	173	22,848
Blueprint Medicines Corp.*	446	22,599
Owens & Minor, Inc.	696	22,404
Performance Food Group Co.*	815	22,331
Cambrex Corp.*	373	22,287
Horizon Pharma plc*	1,872	22,221
FibroGen, Inc.*	681	21,996
Matthews International Corp. — Class A	359	21,989
Pacira Pharmaceuticals, Inc.*	451	21,513
Teladoc, Inc.*,1	617	21,410
United Natural Foods, Inc.*	581	21,323
Merit Medical Systems, Inc.*	558	21,288
AMN Healthcare Services, Inc.*	541	21,126
Halyard Health, Inc.*	536	21,054
Amedisys, Inc.*	327	20,539
Korn/Ferry International	587	20,269
Green Dot Corp. — Class A*	524	20,190
Sarepta Therapeutics, Inc.*	595	20,057
Magellan Health, Inc.*	273	19,902
Travelport Worldwide Ltd.	1,423	19,580
Radius Health, Inc.*,1	427	19,313
Fresh Del Monte Produce, Inc.	378	19,244
Spectranetics Corp.*	497	19,085
Theravance Biopharma, Inc.*	478	19,044
Myriad Genetics, Inc.*	736	19,018
Select Medical Holdings Corp.*	1,232	18,911
NxStage Medical, Inc.*	745	18,677
Inogen, Inc.*	195	18,607
Universal Corp.	284	18,375
Loxo Oncology, Inc.*	229	18,364
Aerie Pharmaceuticals, Inc.*	348	18,287
Tenet Healthcare Corp.*	932	18,025
HMS Holdings Corp.*	962	17,797
MiMedx Group, Inc.*,1	1,187	17,769
Dean Foods Co.	1,043	17,731
NutriSystem, Inc.[1]	340	17,697
Avexis, Inc.*	213	17,500
WD-40 Co.	158	17,435
Cardtronics plc — Class A*	523	17,186
Tivity Health, Inc.*	419	16,697
Amicus Therapeutics, Inc.*	1,645	16,565
Array BioPharma, Inc.*,1	1,978	16,556
FTI Consulting, Inc.*	473	16,536
Bob Evans Farms, Inc.	228	16,377
Repligen Corp.*	392	16,244
Halozyme Therapeutics, Inc.*	1,252	16,051
CONMED Corp.[1]	315	16,046
Spark Therapeutics, Inc.*	266	15,891
Integer Holdings Corp.*	356	15,397
TriNet Group, Inc.*	469	15,355
Monro Muffler Brake, Inc.	364	15,197
Insperity, Inc.	211	14,981
Hostess Brands, Inc.*	918	14,780
Varex Imaging Corp.*	432	14,602
ACCO Brands Corp.*	1,241	14,458
Momenta Pharmaceuticals, Inc.*	842	14,230
Cal-Maine Foods, Inc.*,1	356	14,098
Natus Medical, Inc.*	372	13,876
Glaukos Corp.*,1	328	13,602
Impax Laboratories, Inc.*	841	13,540
Paylocity Holding Corp.*	299	13,509
Boston Beer Company, Inc. — Class A*	102	13,479
Abaxis, Inc.	252	13,361
Emergent BioSolutions, Inc.*	384	13,021
TrueBlue, Inc.*	482	12,773
Calavo Growers, Inc.	184	12,705
Dermira, Inc.*	436	12,705
National Beverage Corp.[1]	135	12,631
LendingTree, Inc.*,1	73	12,571
Coca-Cola Bottling Company Consolidated	54	12,359
Corcept Therapeutics, Inc.*	1,045	12,331
LHC Group, Inc.*	181	12,288
Insmed, Inc.*	710	12,184
Central Garden & Pet Co. — Class A*	405	12,158

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.4% (continued)
Ensign Group, Inc.	552	$12,017
EVERTEC, Inc.	693	11,989
Cardiovascular Systems, Inc.*	366	11,796
Global Blood Therapeutics, Inc.*	423	11,569
Synergy Pharmaceuticals, Inc.*,1	2,599	11,566
Novocure Ltd.*,1	663	11,470
Strayer Education, Inc.	122	11,373
K2M Group Holdings, Inc.*	466	11,352
Capella Education Co.[1]	132	11,299
Kindred Healthcare, Inc.	963	11,219
OraSure Technologies, Inc.*	649	11,202
SpartanNash Co.	430	11,163
Acceleron Pharma, Inc.*	367	11,153
Innoviva, Inc.*	870	11,136
Viad Corp.	232	10,962
Herc Holdings, Inc.*	278	10,931
Community Health Systems, Inc.*	1,091	10,866
Huron Consulting Group, Inc.*	251	10,843
BioTelemetry, Inc.*	322	10,771
Weight Watchers International, Inc.*	322	10,761
Navigant Consulting, Inc.*	541	10,690
Andersons, Inc.	309	10,552
Analogic Corp.	144	10,462
Immunomedics, Inc.*	1,171	10,340
Atrion Corp.[1]	16	10,293
SUPERVALU, Inc.*	3,077	10,123
RR Donnelley & Sons Co.	804	10,082
Luminex Corp.	468	9,884
Acorda Therapeutics, Inc.*	497	9,791
ICF International, Inc.*	205	9,656
Omeros Corp.*	477	9,495
TherapeuticsMD, Inc.*,1	1,789	9,428
Five Prime Therapeutics, Inc.*	312	9,394
ZIOPHARM Oncology, Inc.*,1	1,506	9,367
McGrath RentCorp	268	9,281
Xencor, Inc.*	437	9,225
Orthofix International N.V.*	198	9,203
National Healthcare Corp.	129	9,048
Almost Family, Inc.*	146	9,001
PharMerica Corp.*	342	8,978
AtriCure, Inc.*	364	8,827
CBIZ, Inc.*	587	8,805
Alarm.com Holdings, Inc.*	232	8,730
Quidel Corp.*	318	8,631
USANA Health Sciences, Inc.*	133	8,525
Retrophin, Inc.*	439	8,512
US Physical Therapy, Inc.	139	8,396
Aimmune Therapeutics, Inc.*	404	8,306
Intersect ENT, Inc.*	297	8,301
Vanda Pharmaceuticals, Inc.*	505	8,232
Quad/Graphics, Inc.	359	8,228
LSC Communications, Inc.	383	8,196
Accelerate Diagnostics, Inc.*	299	8,178
Anika Therapeutics, Inc.*	165	8,141
Lexicon Pharmaceuticals, Inc.*	494	8,126
Diplomat Pharmacy, Inc.*	547	8,096
Phibro Animal Health Corp. — Class A	217	8,040
Axovant Sciences Ltd.*	343	7,954
Esperion Therapeutics, Inc.*	171	7,914
Kelly Services, Inc. — Class A	350	7,858
Team, Inc.*	335	7,856
MGP Ingredients, Inc.	148	7,573
Heska Corp.*	74	7,553
Meridian Bioscience, Inc.	477	7,513
Career Education Corp.*	776	7,450
Amphastar Pharmaceuticals, Inc.*	416	7,430
Eagle Pharmaceuticals, Inc.*	94	7,416
AMAG Pharmaceuticals, Inc.*	403	7,415
CryoLife, Inc.*	369	7,362
Genomic Health, Inc.*	226	7,356
Inter Parfums, Inc.	198	7,256
Achaogen, Inc.*	333	7,236
RPX Corp.*	518	7,226
Heron Therapeutics, Inc.*,1	521	7,216
Hertz Global Holdings, Inc.*	627	7,211
Sangamo Therapeutics, Inc.*	818	7,198
Laureate Education, Inc. — Class A*	408	7,152
Epizyme, Inc.*	473	7,142
Depomed, Inc.*	654	7,024
K12, Inc.*	391	7,007
PTC Therapeutics, Inc.*	382	7,002
ImmunoGen, Inc.*	966	6,868
AngioDynamics, Inc.*	419	6,792
Keryx Biopharmaceuticals, Inc.*,1	938	6,782
Tootsie Roll Industries, Inc.	194	6,761
Revance Therapeutics, Inc.*	256	6,758
iRhythm Technologies, Inc.*	158	6,713
Providence Service Corp.*	132	6,681
MacroGenics, Inc.*	381	6,671
Spectrum Pharmaceuticals, Inc.*	893	6,653
Lannett Company, Inc.*,1	322	6,569
Foundation Medicine, Inc.*	165	6,559
SciClone Pharmaceuticals, Inc.*	596	6,556
Versartis, Inc.*	374	6,526
Paratek Pharmaceuticals, Inc.*	270	6,507
Editas Medicine, Inc.*	387	6,494
Flexion Therapeutics, Inc.*	319	6,450
elf Beauty, Inc.*,1	237	6,449
Albany Molecular Research, Inc.*	297	6,445
Enanta Pharmaceuticals, Inc.*	178	6,404
Coherus Biosciences, Inc.*	440	6,314
Aclaris Therapeutics, Inc.*	231	6,265
REGENXBIO, Inc.*	316	6,241
Arena Pharmaceuticals, Inc.*	368	6,203
Alder Biopharmaceuticals, Inc.*,1	541	6,194
John B Sanfilippo & Son, Inc.	98	6,185
Achillion Pharmaceuticals, Inc.*	1,341	6,155
SP Plus Corp.*	200	6,110
Otonomy, Inc.*	324	6,107
Akebia Therapeutics, Inc.*	423	6,079
Inovio Pharmaceuticals, Inc.*	773	6,060
GenMark Diagnostics, Inc.*	504	5,962
La Jolla Pharmaceutical Co.*	200	5,954
Ignyta, Inc.*	573	5,931
MoneyGram International, Inc.*	334	5,762
Cytokinetics, Inc.*	476	5,760
Rent-A-Center, Inc.[1]	491	5,755

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.4% (continued)
NeoGenomics, Inc.*	639	$5,725
TG Therapeutics, Inc.*	556	5,588
Progenics Pharmaceuticals, Inc.*	811	5,507
Landauer, Inc.	105	5,492
Ennis, Inc.	287	5,482
Dynavax Technologies Corp.*	563	5,433
Ingles Markets, Inc. — Class A	161	5,361
Weis Markets, Inc.	110	5,359
Aduro Biotech, Inc.*	467	5,324
Everi Holdings, Inc.*	730	5,314
LeMaitre Vascular, Inc.	170	5,307
Antares Pharma, Inc.*	1,648	5,307
Lantheus Holdings, Inc.*	299	5,277
Kforce, Inc.	269	5,272
Cross Country Healthcare, Inc.*	406	5,241
AxoGen, Inc.*	312	5,226
Calithera Biosciences, Inc.*	351	5,212
Enzo Biochem, Inc.*	472	5,211
CytomX Therapeutics, Inc.*	333	5,162
CorVel Corp.*	108	5,125
BioCryst Pharmaceuticals, Inc.*	918	5,104
Medifast, Inc.	122	5,059
STAAR Surgical Co.*	468	5,054
Surgery Partners, Inc.*	216	4,914
Intra-Cellular Therapies, Inc.*	387	4,807
Invacare Corp.	364	4,805
Carriage Services, Inc. — Class A	177	4,772
Cara Therapeutics, Inc.*,1	307	4,725
Geron Corp.*	1,705	4,723
Barrett Business Services, Inc.	81	4,640
Heidrick & Struggles International, Inc.	211	4,589
Endologix, Inc.*	942	4,578
Triple-S Management Corp. — Class B*	268	4,532
Omega Protein Corp.	253	4,529
Textainer Group Holdings Ltd.	312	4,524
PDL BioPharma, Inc.	1,823	4,503
Forrester Research, Inc.	115	4,502
Resources Connection, Inc.	328	4,494
Iovance Biotherapeutics, Inc.*	605	4,447
Accuray, Inc.*	933	4,432
Rockwell Medical, Inc.*	550	4,362
Oxford Immunotec Global plc*	259	4,356
Teligent, Inc.*	472	4,319
ANI Pharmaceuticals, Inc.*	92	4,306
Capital Senior Living Corp.*	282	4,289
American Public Education, Inc.*	181	4,281
Invitae Corp.*	446	4,264
Hackett Group, Inc.	274	4,247
Surmodics, Inc.*	150	4,223
CAI International, Inc.*	178	4,201
Zogenix, Inc.*	284	4,118
Atara Biotherapeutics, Inc.*	292	4,088
Vectrus, Inc.*	125	4,040
Emerald Expositions Events, Inc.	180	3,942
Cutera, Inc.*	152	3,937
Natera, Inc.*	360	3,910
Nutraceutical International Corp.	93	3,873
Rigel Pharmaceuticals, Inc.*	1,417	3,868
Central Garden & Pet Co.*	121	3,847
SEACOR Marine Holdings, Inc.*	186	3,787
Novavax, Inc.*	3,226	3,710
Primo Water Corp.*	290	3,683
RTI Surgical, Inc.*	627	3,668
Exactech, Inc.*,1	123	3,665
Amplify Snack Brands, Inc.*,1	379	3,654
Bellicum Pharmaceuticals, Inc.*	312	3,644
BioScrip, Inc.*	1,332	3,616
Pulse Biosciences, Inc.*	104	3,591
Tejon Ranch Co.*	170	3,509
Karyopharm Therapeutics, Inc.*	387	3,502
Insys Therapeutics, Inc.*,1	275	3,479
CRA International, Inc.	95	3,450
Celldex Therapeutics, Inc.*	1,387	3,426
Pacific Biosciences of California, Inc.*	961	3,421
ServiceSource International, Inc.*	869	3,372
NanoString Technologies, Inc.*	203	3,358
Aratana Therapeutics, Inc.*	464	3,355
Audentes Therapeutics, Inc.*	174	3,329
Assembly Biosciences, Inc.*	161	3,325
Agenus, Inc.*	848	3,316
RadNet, Inc.*	424	3,286
Collegium Pharmaceutical, Inc.*,1	260	3,253
Limoneira Co.	137	3,237
Cadiz, Inc.*,1	239	3,227
Civitas Solutions, Inc.*	184	3,220
BioSpecifics Technologies Corp.*	65	3,218
Corbus Pharmaceuticals Holdings, Inc.*	508	3,200
Revlon, Inc. — Class A*	135	3,200
Addus HomeCare Corp.*	86	3,199
Bridgepoint Education, Inc.*,1	212	3,129
Tetraphase Pharmaceuticals, Inc.*	435	3,102
Reata Pharmaceuticals, Inc. — Class A*	98	3,101
Farmer Brothers Co.*	100	3,025
Tactile Systems Technology, Inc.*	105	3,001
Organovo Holdings, Inc.*	1,130	2,972
Cerus Corp.*	1,182	2,967
Adamas Pharmaceuticals, Inc.*	168	2,938
B. Riley Financial, Inc.	158	2,931
Chefs’ Warehouse, Inc.*	225	2,925
Sucampo Pharmaceuticals, Inc. — Class A*	278	2,919
Chimerix, Inc.*	534	2,910
National Research Corp. — Class A	108	2,905
Biohaven Pharmaceutical Holding Company Ltd.*	115	2,875
Concert Pharmaceuticals, Inc.*	205	2,860
Utah Medical Products, Inc.	39	2,824
Great Lakes Dredge & Dock Corp.*	652	2,804
BioTime, Inc.*	867	2,731
Advaxis, Inc.*	419	2,719
CSS Industries, Inc.	102	2,668
Selecta Biosciences, Inc.*	134	2,661

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.4% (continued)
Willdan Group, Inc.*	87	$2,658
NantKwest, Inc.*	350	2,657
Seres Therapeutics, Inc.*	235	2,656
CardConnect Corp.*	176	2,649
ChemoCentryx, Inc.*	280	2,621
MyoKardia, Inc.*	199	2,607
Intellia Therapeutics, Inc.*	162	2,592
Minerva Neurosciences, Inc.*	288	2,549
Cempra, Inc.*	550	2,530
Ra Pharmaceuticals, Inc.*	135	2,530
WaVe Life Sciences Ltd.*	136	2,530
Curis, Inc.*	1,329	2,512
Seneca Foods Corp. — Class A*	80	2,484
Craft Brew Alliance, Inc.*	146	2,460
Durect Corp.*	1,572	2,452
Medpace Holdings, Inc.*	84	2,436
Ocular Therapeutix, Inc.*	258	2,392
Stemline Therapeutics, Inc.*	259	2,383
Smart & Final Stores, Inc.*	258	2,348
Natural Health Trends Corp.	84	2,339
Edge Therapeutics, Inc.*	228	2,339
Acacia Research Corp.*	567	2,325
Syros Pharmaceuticals, Inc.*	144	2,317
Care.com, Inc.*	153	2,310
Village Super Market, Inc. — Class A	89	2,307
Entellus Medical, Inc.*	139	2,302
Catalyst Pharmaceuticals, Inc.*	821	2,266
Veracyte, Inc.*	272	2,266
Quotient Ltd.*	306	2,252
Anavex Life Sciences Corp.*	420	2,234
Zynerba Pharmaceuticals, Inc.*	130	2,206
ViewRay, Inc.*	335	2,167
Clearside Biomedical, Inc.*	237	2,159
Franklin Covey Co.*	111	2,142
Collectors Universe, Inc.	86	2,137
Idera Pharmaceuticals, Inc.*	1,238	2,129
Kindred Biosciences, Inc.*	242	2,081
American Renal Associates Holdings, Inc.*	111	2,059
Pieris Pharmaceuticals, Inc.*	394	1,994
MediciNova, Inc.*	376	1,978
ConforMIS, Inc.*	460	1,973
Ardelyx, Inc.*	383	1,953
FONAR Corp.*	70	1,943
Ascent Capital Group, Inc. — Class A*	126	1,935
Immune Design Corp.*	196	1,911
ARC Document Solutions, Inc.*	458	1,905
Miragen Therapeutics, Inc.*	145	1,875
NewLink Genetics Corp.*	252	1,852
Merrimack Pharmaceuticals, Inc.	1,471	1,824
Fortress Biotech, Inc.*	378	1,796
Strongbridge Biopharma plc*	251	1,795
Abeona Therapeutics, Inc.*	277	1,773
Athersys, Inc.*	1,170	1,767
Neff Corp. — Class A*	92	1,748
Genocea Biosciences, Inc.*	328	1,712
Corium International, Inc.*	228	1,701
Conatus Pharmaceuticals, Inc.*	293	1,688
Nature’s Sunshine Products, Inc.	123	1,630
Neos Therapeutics, Inc.*	220	1,606
Novelion Therapeutics, Inc.*	173	1,597
Sientra, Inc.*	164	1,594
Information Services Group, Inc.*	372	1,529
Kura Oncology, Inc.*	163	1,516
Voyager Therapeutics, Inc.*	167	1,496
AnaptysBio, Inc.*	61	1,460
Cascadian Therapeutics, Inc.*	392	1,456
Trevena, Inc.*	628	1,444
Nymox Pharmaceutical Corp.*	327	1,439
Fate Therapeutics, Inc.*	437	1,416
Syndax Pharmaceuticals, Inc.*	100	1,397
BG Staffing, Inc.	80	1,390
Viveve Medical, Inc.*	172	1,235
Protagonist Therapeutics, Inc.*	108	1,221
Corvus Pharmaceuticals, Inc.*	97	1,174
Tocagen, Inc.*	96	1,155
Asterias Biotherapeutics, Inc.*	309	1,097
Recro Pharma, Inc.*	156	1,097
Alico, Inc.	35	1,096
VBI Vaccines, Inc.*	249	1,083
Jounce Therapeutics, Inc.*	75	1,052
XBiotech, Inc.*	221	1,039
Liberty Tax, Inc.	79	1,023
Matinas BioPharma Holdings, Inc.*	605	1,022
Pendrell Corp.*	137	991
Obalon Therapeutics, Inc.*	99	981
AAC Holdings, Inc.*	132	915
Turning Point Brands, Inc.*	58	890
Natural Grocers by Vitamin Cottage, Inc.*	103	852
Cambium Learning Group, Inc.*	158	801
Madrigal Pharmaceuticals, Inc.*	46	748
Genesis Healthcare, Inc.*	427	743
CPI Card Group, Inc.	235	670
Ovid therapeutics, Inc.*	58	608
Lifeway Foods, Inc.*	53	495
vTv Therapeutics, Inc. — Class A*	82	408
Oncocyte Corp.*	41	213
Total Consumer, Non-cyclical		4,674,420
Industrial - 7.6%
Curtiss-Wright Corp.	506	46,441
EMCOR Group, Inc.	676	44,196
Littelfuse, Inc.	258	42,569
Woodward, Inc.	611	41,290
Tech Data Corp.*	402	40,602
Louisiana-Pacific Corp.*	1,668	40,214
SYNNEX Corp.	333	39,947
Belden, Inc.	483	36,432
EnerSys	500	36,225
Summit Materials, Inc. — Class A*	1,228	35,452
John Bean Technologies Corp.	360	35,280
Trinseo S.A.	509	34,968
MasTec, Inc.*	764	34,495
Kennametal, Inc.	921	34,464
Barnes Group, Inc.	576	33,713
Sanmina Corp.*	847	32,271
Dycom Industries, Inc.*	350	31,332
Knight Transportation, Inc.	839	31,086

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrial - 7.6% (continued)
MSA Safety, Inc.	382	$31,006
Tetra Tech, Inc.	656	30,012
KLX, Inc.*	593	29,650
Advanced Energy Industries, Inc.*	456	29,499
GATX Corp.	447	28,729
Esterline Technologies Corp.*	301	28,535
Rexnord Corp.*	1,193	27,737
Cree, Inc.*	1,120	27,608
RBC Bearings, Inc.*,1	265	26,966
Itron, Inc.*	392	26,558
Hillenbrand, Inc.	726	26,209
Moog, Inc. — Class A*	365	26,178
Worthington Industries, Inc.	517	25,964
Applied Industrial Technologies, Inc.	439	25,922
Masonite International Corp.*	341	25,746
Vishay Intertechnology, Inc.	1,545	25,647
Generac Holdings, Inc.*	705	25,472
KBR, Inc.	1,651	25,128
Golar LNG Ltd.	1,103	24,542
II-VI, Inc.*	695	23,839
Trex Company, Inc.*	338	22,869
Chicago Bridge & Iron Company N.V.[1]	1,156	22,808
Rogers Corp.*	207	22,484
TopBuild Corp.*	423	22,449
Swift Transportation Co. — Class A*,1	833	22,075
Franklin Electric Company, Inc.	531	21,983
Granite Construction, Inc.	455	21,949
Simpson Manufacturing Company, Inc.	473	20,675
Mueller Water Products, Inc. — Class A	1,767	20,639
KapStone Paper and Packaging Corp.	997	20,568
Plexus Corp.*	385	20,239
Watts Water Technologies, Inc. — Class A	319	20,161
Universal Forest Products, Inc.	229	19,994
Mueller Industries, Inc.	653	19,884
Proto Labs, Inc.*	284	19,099
Benchmark Electronics, Inc.*	574	18,540
Apogee Enterprises, Inc.	324	18,416
TTM Technologies, Inc.*	1,060	18,402
Forward Air Corp.	344	18,328
Brady Corp. — Class A	533	18,069
Fabrinet*	416	17,747
Covanta Holding Corp.	1,344	17,741
Triumph Group, Inc.	559	17,664
Albany International Corp. — Class A	329	17,568
SPX FLOW, Inc.*	475	17,518
AAON, Inc.	475	17,504
ESCO Technologies, Inc.	291	17,358
EnPro Industries, Inc.	243	17,343
Exponent, Inc.	294	17,140
Knowles Corp.*	1,011	17,106
Builders FirstSource, Inc.*	1,110	17,005
Methode Electronics, Inc.	410	16,892
Actuant Corp. — Class A	684	16,826
AZZ, Inc.	297	16,573
Aerojet Rocketdyne Holdings, Inc.*	793	16,494
Greif, Inc. — Class A	293	16,344
Werner Enterprises, Inc.	547	16,054
Comfort Systems USA, Inc.	423	15,693
Kaman Corp.	308	15,360
Axon Enterprise, Inc.*,1	598	15,034
OSI Systems, Inc.*	200	15,030
Tennant Co.	202	14,908
Saia, Inc.*	290	14,877
Harsco Corp.*	922	14,844
Matson, Inc.	492	14,780
Greenbrier Companies, Inc.[1]	314	14,523
Hub Group, Inc. — Class A*	374	14,343
American Outdoor Brands Corp.*	645	14,293
Atlas Air Worldwide Holdings, Inc.*	267	13,924
Raven Industries, Inc.	414	13,786
US Concrete, Inc.*,1	174	13,668
Astec Industries, Inc.	244	13,544
Patrick Industries, Inc.*	185	13,477
Boise Cascade Co.*	443	13,467
Cubic Corp.	289	13,381
Novanta, Inc.*	367	13,212
Standex International Corp.	145	13,152
Altra Industrial Motion Corp.	329	13,094
Air Transport Services Group, Inc.*	597	13,003
Gibraltar Industries, Inc.*	364	12,977
Applied Optoelectronics, Inc.*,1	210	12,976
Badger Meter, Inc.	322	12,832
AAR Corp.	369	12,826
Multi-Color Corp.	157	12,811
US Ecology, Inc.	250	12,625
Tutor Perini Corp.*	429	12,334
SPX Corp.*	488	12,278
Chart Industries, Inc.*	351	12,190
Sturm Ruger & Company, Inc.[1]	196	12,181
Federal Signal Corp.	676	11,735
Sun Hydraulics Corp.	271	11,564
Briggs & Stratton Corp.	479	11,544
Heartland Express, Inc.	542	11,284
CIRCOR International, Inc.	190	11,282
Primoris Services Corp.	452	11,273
TriMas Corp.*	522	10,884
Lindsay Corp.	121	10,799
Fitbit, Inc. — Class A*,1	2,002	10,631
Continental Building Products, Inc.*	453	10,555
Argan, Inc.	166	9,960
GoPro, Inc. — Class A*,1	1,225	9,959
Encore Wire Corp.	233	9,949
Alamo Group, Inc.	109	9,898
Lydall, Inc.*	191	9,875
Kratos Defense & Security Solutions, Inc.*	822	9,757
Kadant, Inc.	124	9,325
Ship Finance International Ltd.	685	9,316
General Cable Corp.	565	9,238
Caesarstone Ltd.*	260	9,113
Aerovironment, Inc.*	237	9,053
Milacron Holdings Corp.*	514	9,041
Manitowoc Company, Inc.*	1,462	8,787
Chase Corp.	82	8,749
AVX Corp.	529	8,644
NN, Inc.	310	8,510

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrial - 7.6% (continued)
Atkore International Group, Inc.*	376	$8,479
JELD-WEN Holding, Inc.*	258	8,375
Schneider National, Inc. — Class B	374	8,366
Hyster-Yale Materials Handling, Inc.	119	8,360
Aegion Corp. — Class A*	381	8,336
Quanex Building Products Corp.[1]	394	8,333
Advanced Drainage Systems, Inc.	405	8,141
CTS Corp.	366	7,906
NCI Building Systems, Inc.*	458	7,649
Global Brass & Copper Holdings, Inc.	249	7,607
Scorpio Tankers, Inc.	1,890	7,503
Astronics Corp.*	246	7,496
Casella Waste Systems, Inc. — Class A*	449	7,368
Griffon Corp.	335	7,353
Marten Transport Ltd.	268	7,343
International Seaways, Inc.*	337	7,303
Nordic American Tankers Ltd.[1]	1,147	7,272
FARO Technologies, Inc.*	190	7,182
GasLog Ltd.	468	7,137
PGT Innovations, Inc.*	555	7,104
TimkenSteel Corp.*	454	6,978
Insteel Industries, Inc.	208	6,858
KEMET Corp.*	524	6,707
Babcock & Wilcox Enterprises, Inc.*	560	6,586
Advanced Disposal Services, Inc.*	286	6,501
SunPower Corp. — Class A*,1	686	6,407
National Presto Industries, Inc.	57	6,299
Echo Global Logistics, Inc.*	316	6,288
DXP Enterprises, Inc.*	181	6,245
ArcBest Corp.	297	6,118
MYR Group, Inc.*	183	5,677
Columbus McKinnon Corp.	223	5,669
Control4 Corp.*	280	5,491
Kimball Electronics, Inc.*	304	5,487
Mesa Laboratories, Inc.	36	5,159
Haynes International, Inc.	142	5,156
Gorman-Rupp Co.	202	5,145
Frontline Ltd.	883	5,060
Armstrong Flooring, Inc.*	267	4,798
Scorpio Bulkers, Inc.*,1	674	4,785
Myers Industries, Inc.	266	4,775
Stoneridge, Inc.*	308	4,746
Ply Gem Holdings, Inc.*	254	4,559
Tredegar Corp.	296	4,514
VSE Corp.	98	4,408
Mistras Group, Inc.*	198	4,350
NVE Corp.	55	4,235
YRC Worldwide, Inc.*	378	4,203
Teekay Corp.	619	4,129
Park Electrochemical Corp.	220	4,052
Greif, Inc. — Class B	65	3,926
Sterling Construction Company, Inc.*	296	3,869
NV5 Global, Inc.*	91	3,868
Park-Ohio Holdings Corp.	101	3,848
GP Strategies Corp.*	144	3,802
Ducommun, Inc.*	120	3,790
DHT Holdings, Inc.	884	3,669
Hudson Technologies, Inc.*	421	3,557
Energous Corp.*	216	3,512
Energy Recovery, Inc.*	416	3,449
Vicor Corp.*	192	3,437
Powell Industries, Inc.	101	3,231
American Railcar Industries, Inc.[1]	83	3,179
CECO Environmental Corp.	342	3,140
Gener8 Maritime, Inc.*	541	3,078
Costamare, Inc.	419	3,063
Electro Scientific Industries, Inc.*	362	2,983
Bel Fuse, Inc. — Class B	111	2,742
Ichor Holdings Ltd.*	134	2,701
ZAGG, Inc.*	312	2,699
Teekay Tankers Ltd. — Class A	1,399	2,630
Ardmore Shipping Corp.[1]	322	2,624
Daseke, Inc.*	234	2,604
Heritage-Crystal Clean, Inc.*	162	2,576
LSB Industries, Inc.*	249	2,572
Roadrunner Transportation Systems, Inc.*	350	2,545
LSI Industries, Inc.	278	2,516
Intevac, Inc.*	223	2,475
Hurco Companies, Inc.	70	2,433
Sparton Corp.*	110	2,419
FreightCar America, Inc.	139	2,417
Aqua Metals, Inc.*	191	2,397
Covenant Transportation Group, Inc. — Class A*	136	2,384
Orion Group Holdings, Inc.*	310	2,316
Radiant Logistics, Inc.*	428	2,303
Advanced Emissions Solutions, Inc.	241	2,208
Graham Corp.	110	2,163
Omega Flex, Inc.	33	2,125
Eagle Bulk Shipping, Inc.*	441	2,086
Allied Motion Technologies, Inc.	76	2,069
UFP Technologies, Inc.*	73	2,066
LB Foster Co. — Class A	96	2,059
Olympic Steel, Inc.	105	2,045
Hill International, Inc.*	392	2,038
Vishay Precision Group, Inc.*	117	2,024
AquaVenture Holdings Ltd.*	132	2,010
Eastern Co.	63	1,893
Layne Christensen Co.*	208	1,828
Core Molding Technologies, Inc.*	84	1,815
IES Holdings, Inc.*	100	1,815
Northwest Pipe Co.*	110	1,789
Dorian LPG Ltd.*	217	1,775
Forterra, Inc.*	214	1,761
Iteris, Inc.*	270	1,679
MicroVision, Inc.*	782	1,658
Hardinge, Inc.	133	1,652
Lawson Products, Inc.*	74	1,639
CyberOptics Corp.*	79	1,631
Twin Disc, Inc.*	98	1,582
Pure Cycle Corp.*	197	1,527
Gencor Industries, Inc.*	93	1,507
Ampco-Pittsburgh Corp.	99	1,460

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrial - 7.6% (continued)
Universal Logistics Holdings, Inc.	95	$1,425
Navios Maritime Holdings, Inc.*	1,030	1,411
Navios Maritime Acquisition Corp.	946	1,391
Overseas Shipholding Group, Inc. — Class A*	519	1,381
Fluidigm Corp.*	337	1,361
Napco Security Technologies, Inc.*	136	1,278
Safe Bulkers, Inc.*,1	552	1,264
Handy & Harman Ltd.*	34	1,068
Willis Lease Finance Corp.*	39	1,042
Revolution Lighting Technologies, Inc.*	142	936
Akoustis Technologies, Inc.*	100	874
Genco Shipping & Trading Ltd.*	88	833
NL Industries, Inc.*	95	670
Total Industrial		3,096,170
Consumer, Cyclical - 6.4%
Texas Roadhouse, Inc. — Class A	768	39,129
Dana, Inc.	1,667	37,225
Cracker Barrel Old Country Store, Inc.[1]	221	36,961
Jack in the Box, Inc.	364	35,854
Tenneco, Inc.	612	35,392
Beacon Roofing Supply, Inc.*	693	33,958
ILG, Inc.	1,220	33,537
Office Depot, Inc.	5,873	33,124
Dave & Buster’s Entertainment, Inc.*	483	32,124
FirstCash, Inc.	544	31,715
Five Below, Inc.*	620	30,609
Wolverine World Wide, Inc.	1,083	30,335
Marriott Vacations Worldwide Corp.	252	29,674
Churchill Downs, Inc.	156	28,595
Hawaiian Holdings, Inc.*	608	28,546
LCI Industries	277	28,364
Steven Madden Ltd.*	678	27,086
Anixter International, Inc.*	333	26,041
Dorman Products, Inc.*	314	25,990
Cheesecake Factory, Inc.	515	25,905
iRobot Corp.*	304	25,578
RH*,1	391	25,227
Lithia Motors, Inc. — Class A	267	25,159
Big Lots, Inc.[1]	516	24,923
Deckers Outdoor Corp.*	363	24,778
UniFirst Corp.	176	24,763
Bloomin’ Brands, Inc.	1,141	24,223
TRI Pointe Group, Inc.*	1,804	23,795
Boyd Gaming Corp.	953	23,643
Buffalo Wild Wings, Inc.*	185	23,440
Ollie’s Bargain Outlet Holdings, Inc.*	546	23,260
KB Home	962	23,059
Planet Fitness, Inc. — Class A	966	22,546
American Eagle Outfitters, Inc.	1,859	22,401
Papa John’s International, Inc.	312	22,389
PriceSmart, Inc.	254	22,250
Cooper Tire & Rubber Co.	609	21,985
Brinker International, Inc.	564	21,488
Herman Miller, Inc.	685	20,824
Penn National Gaming, Inc.*	971	20,779
SkyWest, Inc.	582	20,428
Allegiant Travel Co. — Class A	150	20,340
SiteOne Landscape Supply, Inc.*	390	20,303
Cooper-Standard Holdings, Inc.*	201	20,275
HNI Corp.	506	20,174
Children’s Place, Inc.	197	20,114
Columbia Sportswear Co.	334	19,392
Meritage Homes Corp.*	441	18,610
Red Rock Resorts, Inc. — Class A	778	18,322
La-Z-Boy, Inc.	554	18,005
Core-Mark Holding Company, Inc.	523	17,290
MDC Holdings, Inc.	477	16,852
Taylor Morrison Home Corp. — Class A*	701	16,831
Select Comfort Corp.*	471	16,715
Triton International Ltd.	498	16,653
J.C. Penney Company, Inc.*,1	3,557	16,540
BMC Stock Holdings, Inc.*	751	16,409
Gentherm, Inc.*	420	16,296
Meritor, Inc.*	961	15,962
Scientific Games Corp. — Class A*	609	15,895
American Woodmark Corp.*	162	15,479
Mobile Mini, Inc.	505	15,074
Wabash National Corp.	683	15,012
Navistar International Corp.*	571	14,977
American Axle & Manufacturing Holdings, Inc.*	959	14,960
Group 1 Automotive, Inc.	235	14,880
Vista Outdoor, Inc.*	656	14,767
IMAX Corp.*	662	14,564
AMC Entertainment Holdings, Inc. — Class A	633	14,401
Fox Factory Holding Corp.*	401	14,276
Interface, Inc. — Class A	714	14,030
Chico’s FAS, Inc.	1,476	13,904
La Quinta Holdings, Inc.*	936	13,825
Steelcase, Inc. — Class A	982	13,748
Callaway Golf Co.	1,072	13,700
Belmond Ltd. — Class A*	1,026	13,646
Caleres, Inc.	483	13,418
DSW, Inc. — Class A	754	13,346
Installed Building Products, Inc.*	248	13,132
Standard Motor Products, Inc.	247	12,898
SeaWorld Entertainment, Inc.	784	12,756
Cavco Industries, Inc.*	98	12,706
Rush Enterprises, Inc. — Class A*	341	12,678
Winnebago Industries, Inc.	361	12,635
Sonic Corp.	471	12,477
G-III Apparel Group Ltd.*	497	12,400
Asbury Automotive Group, Inc.*,1	215	12,158
Pinnacle Entertainment, Inc.*	607	11,994
HSN, Inc.	369	11,771
Oxford Industries, Inc.	188	11,748
ScanSource, Inc.*	284	11,445
Knoll, Inc.	555	11,128
Universal Electronics, Inc.*	162	10,830
International Speedway Corp. — Class A	286	10,739

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Cyclical - 6.4% (continued)
Caesars Acquisition Co. — Class A*	562	$10,706
Eldorado Resorts, Inc.*	529	10,580
Wingstop, Inc.[1]	334	10,321
Dillard’s, Inc. — Class A1	174	10,038
Abercrombie & Fitch Co. — Class A	783	9,741
ClubCorp Holdings, Inc.	740	9,694
Liberty TripAdvisor Holdings, Inc. — Class A*	833	9,663
Red Robin Gourmet Burgers, Inc.*	148	9,657
Modine Manufacturing Co.*	567	9,384
Denny’s Corp.*	785	9,239
Ethan Allen Interiors, Inc.	285	9,206
PetMed Express, Inc.	226	9,176
BJ’s Restaurants, Inc.*	242	9,015
Guess?, Inc.	688	8,793
Shake Shack, Inc. — Class A*,1	251	8,755
DineEquity, Inc.	198	8,722
Douglas Dynamics, Inc.	253	8,324
Lumber Liquidators Holdings, Inc.*,1	322	8,069
Tile Shop Holdings, Inc.	390	8,054
LGI Homes, Inc.*,1	199	7,996
Caesars Entertainment Corp.*,1	654	7,848
M/I Homes, Inc.*	273	7,794
GMS, Inc.*	270	7,587
Ruth’s Hospitality Group, Inc.	343	7,460
Genesco, Inc.*	220	7,458
H&E Equipment Services, Inc.	361	7,368
Kimball International, Inc. — Class B	418	6,976
Wesco Aircraft Holdings, Inc.*	640	6,944
Titan International, Inc.	572	6,870
Nautilus, Inc.*	346	6,626
William Lyon Homes — Class A*	273	6,590
GNC Holdings, Inc. — Class A1	778	6,559
Crocs, Inc.*	849	6,546
Marcus Corp.	214	6,463
Finish Line, Inc. — Class A	456	6,462
Essendant, Inc.	429	6,362
Tailored Brands, Inc.	563	6,283
Fiesta Restaurant Group, Inc.*	296	6,112
Motorcar Parts of America, Inc.*	214	6,043
Express, Inc.*	885	5,974
Sonic Automotive, Inc. — Class A	306	5,952
Veritiv Corp.*,1	132	5,940
Buckle, Inc.[1]	330	5,874
Superior Industries International, Inc.	282	5,795
MarineMax, Inc.*	289	5,650
Unifi, Inc.*	177	5,452
Haverty Furniture Companies, Inc.	215	5,397
Hooker Furniture Corp.	130	5,350
Malibu Boats, Inc. — Class A*	206	5,329
Acushnet Holdings Corp.	266	5,277
National CineMedia, Inc.	710	5,268
Del Taco Restaurants, Inc.*	378	5,198
Barnes & Noble, Inc.	682	5,183
Tower International, Inc.	227	5,096
Hibbett Sports, Inc.*	245	5,084
Fossil Group, Inc.*	489	5,061
Century Communities, Inc.*	199	4,935
Party City Holdco, Inc.*	315	4,930
Beazer Homes USA, Inc.*	359	4,925
Cato Corp. — Class A	278	4,890
Carrols Restaurant Group, Inc.*	396	4,851
Pier 1 Imports, Inc.	927	4,811
Biglari Holdings, Inc.*	12	4,797
Flexsteel Industries, Inc.	88	4,762
Barnes & Noble Education, Inc.*	439	4,667
Freshpet, Inc.*	281	4,665
Francesca’s Holdings Corp.*	422	4,617
PICO Holdings, Inc.*	255	4,463
Chuy’s Holdings, Inc.*	189	4,423
EZCORP, Inc. — Class A*	573	4,412
Bassett Furniture Industries, Inc.	116	4,402
Movado Group, Inc.[1]	174	4,394
Camping World Holdings, Inc. — Class A	140	4,319
Ascena Retail Group, Inc.*,1	1,978	4,253
Horizon Global Corp.*	293	4,207
Regis Corp.*	407	4,180
MCBC Holdings, Inc.*	211	4,125
Conn’s, Inc.*,1	211	4,030
Culp, Inc.	124	4,030
Del Frisco’s Restaurant Group, Inc.*	250	4,025
REV Group, Inc.	145	4,014
Hovnanian Enterprises, Inc. — Class A*	1,416	3,965
Iconix Brand Group, Inc.*	573	3,959
Daktronics, Inc.	407	3,919
Titan Machinery, Inc.*	213	3,830
Fred’s, Inc. — Class A1	412	3,803
Monarch Casino & Resort, Inc.*	124	3,751
Habit Restaurants, Inc. — Class A*	231	3,650
PC Connection, Inc.	133	3,599
Eros International plc*,1	313	3,584
Citi Trends, Inc.	165	3,501
Intrawest Resorts Holdings, Inc.*	147	3,490
Winmark Corp.	27	3,482
Spartan Motors, Inc.	392	3,469
America’s Car-Mart, Inc.*	86	3,345
NACCO Industries, Inc. — Class A	47	3,330
El Pollo Loco Holdings, Inc.*	234	3,241
Bojangles’, Inc.*	199	3,234
Big 5 Sporting Goods Corp.	241	3,145
Miller Industries, Inc.	126	3,131
Reading International, Inc. — Class A*	193	3,113
Green Brick Partners, Inc.*	265	3,034
Potbelly Corp.*	263	3,025
Perry Ellis International, Inc.*	147	2,861
Vitamin Shoppe, Inc.*	245	2,854
AV Homes, Inc.*	139	2,787
Shoe Carnival, Inc.	133	2,777
West Marine, Inc.	214	2,750
Johnson Outdoors, Inc. — Class A	56	2,700

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Cyclical - 6.4% (continued)
Supreme Industries, Inc. — Class A	159	$2,616
Zoe’s Kitchen, Inc.*	219	2,608
Zumiez, Inc.*	211	2,606
Golden Entertainment, Inc.*	121	2,506
Nexeo Solutions, Inc.*,1	301	2,498
Systemax, Inc.	132	2,482
RCI Hospitality Holdings, Inc.	104	2,479
Commercial Vehicle Group, Inc.*	289	2,442
Speedway Motorsports, Inc.	133	2,430
Lindblad Expeditions Holdings, Inc.*	231	2,426
Vera Bradley, Inc.*	231	2,259
Drive Shack, Inc.	713	2,246
Sportsman’s Warehouse Holdings, Inc.*,1	415	2,241
Rush Enterprises, Inc. — Class B*	61	2,221
PCM, Inc.*	115	2,156
Superior Uniform Group, Inc.	96	2,146
Nathan’s Famous, Inc.*	33	2,079
Weyco Group, Inc.	73	2,035
Lifetime Brands, Inc.	112	2,033
Libbey, Inc.	251	2,023
Duluth Holdings, Inc. — Class B*	110	2,003
Huttig Building Products, Inc.*	273	1,914
Foundation Building Materials, Inc.*	148	1,903
VOXX International Corp. — Class A*	231	1,894
Sequential Brands Group, Inc.*,1	455	1,815
J Alexander’s Holdings, Inc.*	148	1,813
Kirkland’s, Inc.*	176	1,809
Century Casinos, Inc.*	242	1,784
Delta Apparel, Inc.*	79	1,752
Castle Brands, Inc.*	995	1,711
J. Jill, Inc.*	135	1,659
Build-A-Bear Workshop, Inc. — Class A*	156	1,630
New Home Company, Inc.*	141	1,617
Escalade, Inc.	122	1,598
Black Diamond, Inc.*	236	1,569
Tilly’s, Inc. — Class A	149	1,512
Fogo De Chao, Inc.*	107	1,487
Blue Bird Corp.*	84	1,428
Marine Products Corp.	90	1,405
Red Lion Hotels Corp.*	190	1,397
At Home Group, Inc.*	59	1,374
Ruby Tuesday, Inc.*	679	1,365
Sears Holdings Corp.*	136	1,205
Gaia, Inc.*	101	1,131
Container Store Group, Inc.*	183	1,083
EnviroStar, Inc.	40	1,082
Boot Barn Holdings, Inc.*,1	140	991
UCP, Inc. — Class A*	90	986
Empire Resorts, Inc.*	39	932
Inspired Entertainment, Inc.*	45	585
Noodles & Co.*	134	523
CompX International, Inc.	19	290
Total Consumer, Cyclical		2,615,181
Technology - 5.5%
Medidata Solutions, Inc.*	646	50,516
Fair Isaac Corp.	353	49,212
Aspen Technology, Inc.*	861	47,579
EPAM Systems, Inc.*	564	47,426
Blackbaud, Inc.	547	46,905
Cirrus Logic, Inc.*	740	46,412
MAXIMUS, Inc.	736	46,095
j2 Global, Inc.	533	45,353
Monolithic Power Systems, Inc.	457	44,054
MKS Instruments, Inc.	619	41,659
Lumentum Holdings, Inc.*	699	39,877
Integrated Device Technology, Inc.*	1,537	39,639
Paycom Software, Inc.*	565	38,652
Entegris, Inc.*	1,629	35,757
NetScout Systems, Inc.*	1,019	35,053
CACI International, Inc. — Class A*	279	34,888
Science Applications International Corp.	502	34,849
Silicon Laboratories, Inc.*	482	32,945
ACI Worldwide, Inc.*	1,337	29,909
Verint Systems, Inc.*	717	29,182
Semtech Corp.*	744	26,598
Allscripts Healthcare Solutions, Inc.*	2,082	26,566
MACOM Technology Solutions Holdings, Inc.*	466	25,989
Convergys Corp.	1,078	25,635
HubSpot, Inc.*	386	25,380
Electronics for Imaging, Inc.*	531	25,159
CommVault Systems, Inc.*	445	25,120
Pegasystems, Inc.	420	24,507
Diebold Nixdorf, Inc.	867	24,276
RealPage, Inc.*	674	24,230
Power Integrations, Inc.	329	23,984
2U, Inc.*	503	23,601
3D Systems Corp.*,1	1,253	23,431
Acxiom Corp.*	897	23,304
VeriFone Systems, Inc.*	1,277	23,114
Mercury Systems, Inc.*	538	22,644
Cornerstone OnDemand, Inc.*	597	21,343
NeuStar, Inc. — Class A*	637	21,244
Cabot Microelectronics Corp.	285	21,042
MicroStrategy, Inc. — Class A*	109	20,892
ExlService Holdings, Inc.*	375	20,843
Twilio, Inc. — Class A*,1	713	20,755
Synaptics, Inc.*	395	20,425
Envestnet, Inc.*	494	19,562
MaxLinear, Inc. — Class A*	690	19,244
Omnicell, Inc.*	422	18,188
Ambarella, Inc.*,1	372	18,061
Callidus Software, Inc.*	740	17,908
Brooks Automation, Inc.	789	17,113
Progress Software Corp.	547	16,897
Xperi Corp.	562	16,748
Inphi Corp.*	482	16,533
Box, Inc. — Class A*	901	16,434
Insight Enterprises, Inc.*	408	16,316
CSG Systems International, Inc.	383	15,542
BroadSoft, Inc.*,1	353	15,197
Veeco Instruments, Inc.*	542	15,094
Sykes Enterprises, Inc.*	450	15,089
Ebix, Inc.	275	14,823
Qualys, Inc.*	360	14,688
Rambus, Inc.*	1,271	14,528
New Relic, Inc.*	335	14,408

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Technology - 5.5% (continued)
Pure Storage, Inc. — Class A*	1,067	$13,668
Stratasys Ltd.*,1	573	13,357
Five9, Inc.*	598	12,869
SPS Commerce, Inc.*	194	12,369
ManTech International Corp. — Class A	295	12,207
Bottomline Technologies de, Inc.*	457	11,740
MINDBODY, Inc. — Class A*	423	11,506
Amkor Technology, Inc.*	1,168	11,411
Cotiviti Holdings, Inc.*	305	11,328
Evolent Health, Inc. — Class A*	442	11,205
CEVA, Inc.*	246	11,181
Super Micro Computer, Inc.*	447	11,019
Diodes, Inc.*	438	10,525
Quality Systems, Inc.*	599	10,309
FormFactor, Inc.*	826	10,242
Impinj, Inc.*,1	206	10,022
MTS Systems Corp.	193	9,997
Coupa Software, Inc.*	342	9,911
Inovalon Holdings, Inc. — Class A*,1	719	9,455
Lattice Semiconductor Corp.*	1,408	9,377
Virtusa Corp.*	317	9,320
Monotype Imaging Holdings, Inc.	477	8,729
Vocera Communications, Inc.*	320	8,454
Cray, Inc.*	459	8,446
PROS Holdings, Inc.*	301	8,244
Rudolph Technologies, Inc.*	358	8,180
Varonis Systems, Inc.*	219	8,147
Synchronoss Technologies, Inc.*	489	8,044
Nutanix, Inc. — Class A*	399	8,040
Unisys Corp.*	577	7,386
Axcelis Technologies, Inc.*	344	7,207
Photronics, Inc.*	766	7,200
Instructure, Inc.*	243	7,169
Hortonworks, Inc.*	549	7,071
Ultra Clean Holdings, Inc.*	377	7,069
Nanometrics, Inc.*	277	7,005
Donnelley Financial Solutions, Inc.*	303	6,957
LivePerson, Inc.*	622	6,842
Barracuda Networks, Inc.*	289	6,664
Benefitfocus, Inc.*,1	182	6,616
TeleTech Holdings, Inc.	159	6,487
Syntel, Inc.	380	6,445
Carbonite, Inc.*	283	6,169
InnerWorkings, Inc.*	519	6,020
Xcerra Corp.*	614	5,999
Engility Holdings, Inc.*	207	5,879
CommerceHub, Inc.*	334	5,825
Workiva, Inc.*	285	5,429
Silver Spring Networks, Inc.*	479	5,403
PDF Solutions, Inc.*	320	5,264
KeyW Holding Corp.*,1	553	5,171
Actua Corp.*	350	4,918
Cohu, Inc.	308	4,848
Bazaarvoice, Inc.*	957	4,737
Everbridge, Inc.*	194	4,726
IXYS Corp.	287	4,721
Xactly Corp.*	296	4,632
Digimarc Corp.*	114	4,577
Blackline, Inc.*	126	4,503
MuleSoft, Inc. — Class A*	174	4,340
Computer Programs & Systems, Inc.	128	4,198
MobileIron, Inc.*	628	3,799
QAD, Inc. — Class A	113	3,622
Alpha & Omega Semiconductor Ltd.*	215	3,584
Model N, Inc.*	267	3,551
Apptio, Inc. — Class A*	204	3,539
EMCORE Corp.	310	3,302
American Software, Inc. — Class A	305	3,138
Presidio, Inc.*	218	3,120
Digi International, Inc.*	304	3,086
Castlight Health, Inc. — Class B*	734	3,046
Immersion Corp.*	334	3,033
Appfolio, Inc. — Class A*	92	2,999
Glu Mobile, Inc.*	1,191	2,978
Mitek Systems, Inc.*	354	2,974
DSP Group, Inc.*	250	2,900
CommerceHub, Inc.*	158	2,752
AXT, Inc.*	426	2,705
Kopin Corp.*	706	2,619
Cloudera, Inc.*	160	2,563
pdvWireless, Inc.*	109	2,540
Sigma Designs, Inc.*	430	2,516
Quantum Corp.*	321	2,507
Maxwell Technologies, Inc.*	414	2,480
Brightcove, Inc.*	388	2,406
USA Technologies, Inc.*	447	2,324
Exa Corp.*	159	2,194
DMC Global, Inc.	162	2,122
Rosetta Stone, Inc.*	194	2,091
Avid Technology, Inc.*	383	2,015
Alteryx, Inc. — Class A*	102	1,991
Amber Road, Inc.*	231	1,980
Upland Software, Inc.*	84	1,847
Park City Group, Inc.*	150	1,823
Agilysys, Inc.*	176	1,781
Eastman Kodak Co.*	190	1,729
NCI, Inc. — Class A*	80	1,688
Guidance Software, Inc.*	255	1,686
Tabula Rasa HealthCare, Inc.*	107	1,610
Planet Payment, Inc.*	484	1,597
Radisys Corp.*	422	1,587
Simulations Plus, Inc.	125	1,544
Pixelworks, Inc.*	327	1,501
ExOne Co.*	127	1,454
StarTek, Inc.*	117	1,432
GSI Technology, Inc.*	164	1,289
Cogint, Inc.*	232	1,172
NantHealth, Inc.*	204	863
SecureWorks Corp. — Class A*	92	855
Veritone, Inc.*	28	328
Majesco*	64	316
Total Technology		2,267,774
Communications - 3.6%
GrubHub, Inc.*	986	42,989
Proofpoint, Inc.*	493	42,806
Ciena Corp.*	1,618	40,483
ViaSat, Inc.*	611	40,448
Finisar Corp.*	1,279	33,228
Nexstar Media Group, Inc. — Class A	521	31,157
Zendesk, Inc.*	1,114	30,946

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Communications - 3.6% (continued)
InterDigital, Inc.	397	$30,688
Stamps.com, Inc.*	182	28,186
Viavi Solutions, Inc.*	2,624	27,631
Sinclair Broadcast Group, Inc. — Class A	828	27,241
Meredith Corp.	454	26,990
Yelp, Inc. — Class A*	890	26,717
RingCentral, Inc. — Class A*	716	26,170
New York Times Co. — Class A	1,440	25,488
TiVo Corp.	1,346	25,103
WebMD Health Corp. — Class A*	423	24,809
DigitalGlobe, Inc.*	709	23,610
Cars.com, Inc.*	826	21,996
Plantronics, Inc.	382	19,982
Etsy, Inc.*	1,328	19,920
Cogent Communications Holdings, Inc.	477	19,128
Shutterfly, Inc.*	390	18,525
Imperva, Inc.*	384	18,374
Straight Path Communications, Inc. — Class B*	99	17,785
Oclaro, Inc.*,1	1,897	17,718
Infinera Corp.*	1,660	17,712
Time, Inc.	1,148	16,474
Shenandoah Telecommunications Co.	533	16,363
Gigamon, Inc.*	415	16,330
NETGEAR, Inc.*	369	15,904
Frontier Communications Corp.[1]	13,525	15,689
MSG Networks, Inc. — Class A*	687	15,423
Vonage Holdings Corp.*	2,290	14,977
Groupon, Inc. — Class A*	3,895	14,957
8x8, Inc.*	1,012	14,725
Houghton Mifflin Harcourt Co.*	1,185	14,576
TrueCar, Inc.*	718	14,310
Scholastic Corp.	324	14,123
NIC, Inc.	735	13,928
Ubiquiti Networks, Inc.*,1	265	13,772
Q2 Holdings, Inc.*	360	13,302
Consolidated Communications Holdings, Inc.	571	12,259
EW Scripps Co. — Class A*	663	11,808
Chegg, Inc.*,1	959	11,786
West Corp.[1]	496	11,567
Extreme Networks, Inc.*	1,252	11,543
ADTRAN, Inc.	557	11,502
Gannett Company, Inc.	1,311	11,432
GTT Communications, Inc.*	355	11,236
General Communication, Inc. — Class A*	305	11,175
Web.com Group, Inc.*	440	11,132
ePlus, Inc.*	150	11,115
Globalstar, Inc.*,1	5,092	10,846
Iridium Communications, Inc.*	961	10,619
Gray Television, Inc.*	734	10,056
Blucora, Inc.*	473	10,028
Trade Desk, Inc. — Class A*	199	9,972
Quotient Technology, Inc.*	845	9,718
Liberty Media Corporation - Liberty Braves — Class C*	394	9,444
Cincinnati Bell, Inc.*	481	9,404
Shutterstock, Inc.*	213	9,389
World Wrestling Entertainment, Inc. — Class A	439	8,942
Acacia Communications, Inc.*,1	211	8,750
ORBCOMM, Inc.*	751	8,486
Windstream Holdings, Inc.	2,185	8,478
ATN International, Inc.	122	8,350
CalAmp Corp.*	397	8,071
New Media Investment Group, Inc.	587	7,913
HealthStream, Inc.*	295	7,764
Gogo, Inc.*,1	653	7,529
Perficient, Inc.*	393	7,326
Bankrate, Inc.*	541	6,952
MDC Partners, Inc. — Class A	638	6,316
Boingo Wireless, Inc.*	417	6,238
Loral Space & Communications, Inc.*	147	6,108
Angie’s List, Inc.*	463	5,922
Endurance International Group Holdings, Inc.*	665	5,553
Tucows, Inc. — Class A*	103	5,511
Entravision Communications Corp. — Class A	759	5,009
Comtech Telecommunications Corp.	263	4,989
VASCO Data Security International, Inc.*	347	4,979
XO Group, Inc.*	282	4,969
Harmonic, Inc.*	910	4,778
A10 Networks, Inc.*	562	4,743
Quantenna Communications, Inc.*	242	4,598
ShoreTel, Inc.*	784	4,547
Lumos Networks Corp.*	253	4,521
Spok Holdings, Inc.	234	4,142
Sonus Networks, Inc.*	544	4,047
Rapid7, Inc.*	239	4,022
FTD Companies, Inc.*	194	3,880
Meet Group, Inc.*	767	3,873
FairPoint Communications, Inc.*	246	3,850
Central European Media Enterprises Ltd. — Class A*	946	3,784
Carvana Co.*	174	3,562
Zix Corp.*	614	3,494
Calix, Inc.*	492	3,370
Internap Corp.*	916	3,362
ChannelAdvisor Corp.*	291	3,361
Entercom Communications Corp. — Class A1	322	3,333
Overstock.com, Inc.*	192	3,130
1-800-Flowers.com, Inc. — Class A*	300	2,925
tronc, Inc.*	225	2,900
Okta, Inc.*	127	2,896
IDT Corp. — Class B	200	2,874
NeoPhotonics Corp.*	371	2,864
Telenav, Inc.*	351	2,843
HC2 Holdings, Inc.*	467	2,746
Liberty Media Corporation - Liberty Braves — Class A*	114	2,723
Daily Journal Corp.*	13	2,682
VirnetX Holding Corp.*	583	2,653
Rubicon Project, Inc.*	509	2,616
Ominto, Inc.*	162	2,471

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Communications - 3.6% (continued)
Limelight Networks, Inc.*	853	$2,465
RigNet, Inc.*	151	2,424
TechTarget, Inc.*	225	2,333
Lands’ End, Inc.*	153	2,280
Reis, Inc.	104	2,210
Hemisphere Media Group, Inc.*	179	2,121
Global Eagle Entertainment, Inc.*	586	2,086
Clear Channel Outdoor Holdings, Inc. — Class A	410	1,989
Saga Communications, Inc. — Class A	43	1,967
Liquidity Services, Inc.*	293	1,861
Yext, Inc.*	139	1,853
Global Sources Ltd.*	91	1,820
Aerohive Networks, Inc.*	360	1,800
Corindus Vascular Robotics, Inc.*	961	1,787
Clearfield, Inc.*	134	1,769
QuinStreet, Inc.*	419	1,747
KVH Industries, Inc.*	179	1,701
Hawaiian Telcom Holdco, Inc.*	68	1,699
Preformed Line Products Co.	35	1,625
DHI Group, Inc.*	556	1,585
Ooma, Inc.*	194	1,552
Rightside Group Ltd.*	131	1,391
Intelsat S.A.*	415	1,270
RealNetworks, Inc.*	279	1,208
Rocket Fuel, Inc.*	406	1,117
Leaf Group Ltd.*	136	1,061
Townsquare Media, Inc. — Class A*	101	1,034
Salem Media Group, Inc. — Class A	133	944
Beasley Broadcast Group, Inc. — Class A	56	549
Value Line, Inc.	12	220
Total Communications		1,467,927
Energy - 1.9%
PDC Energy, Inc.*	758	32,677
Callon Petroleum Co.*	2,312	24,530
Ultra Petroleum Corp.*	2,237	24,271
McDermott International, Inc.*	3,247	23,280
Matador Resources Co.*	1,030	22,011
Oasis Petroleum, Inc.*	2,698	21,719
Dril-Quip, Inc.*	435	21,228
SemGroup Corp. — Class A	762	20,574
NOW, Inc.*	1,227	19,730
Pattern Energy Group, Inc.	807	19,239
Delek US Holdings, Inc.	707	18,693
C&J Energy Services, Inc.*	532	18,232
Superior Energy Services, Inc.*	1,746	18,211
Ensco plc — Class A	3,494	18,029
Arch Coal, Inc. — Class A	251	17,144
MRC Global, Inc.*	1,026	16,957
Oil States International, Inc.*	589	15,991
SRC Energy, Inc.*,1	2,303	15,499
Peabody Energy Corp.*,1	564	13,790
Rowan Companies plc — Class A*	1,339	13,711
Carrizo Oil & Gas, Inc.*	717	12,490
Forum Energy Technologies, Inc.*	791	12,340
Unit Corp.*	594	11,126
TerraForm Power, Inc. — Class A*	925	11,100
Noble Corporation plc	2,799	10,132
Exterran Corp.*	369	9,852
Archrock, Inc.	801	9,131
Helix Energy Solutions Group, Inc.*	1,613	9,097
Green Plains, Inc.	436	8,960
SunCoke Energy, Inc.*	739	8,055
Diamond Offshore Drilling, Inc.*,1	742	8,036
Resolute Energy Corp.*	249	7,413
Newpark Resources, Inc.*	1,002	7,365
Bonanza Creek Energy, Inc.*	232	7,357
Atwood Oceanics, Inc.*	880	7,172
Thermon Group Holdings, Inc.*	370	7,093
Denbury Resources, Inc.*	4,558	6,974
Sunrun, Inc.*	974	6,935
SandRidge Energy, Inc.*	400	6,884
Ring Energy, Inc.*	520	6,760
Par Pacific Holdings, Inc.*	364	6,567
REX American Resources Corp.*	67	6,470
SEACOR Holdings, Inc.*	186	6,380
Tellurian, Inc.*	636	6,379
Energy XXI Gulf Coast, Inc.*	339	6,295
Penn Virginia Corp.*	164	6,027
Sanchez Energy Corp.*,1	813	5,837
Keane Group, Inc.*,1	356	5,696
Flotek Industries, Inc.*	634	5,668
Renewable Energy Group, Inc.*	437	5,659
Plug Power, Inc.*,1	2,561	5,224
TerraForm Global, Inc. — Class A*	1,024	5,171
Basic Energy Services, Inc.*	199	4,955
Alon USA Energy, Inc.	370	4,928
Jagged Peak Energy, Inc.*,1	366	4,886
Frank’s International N.V.	571	4,734
FutureFuel Corp.	287	4,331
California Resources Corp.*,1	489	4,181
Panhandle Oil and Gas, Inc. — Class A	179	4,135
Stone Energy Corp.*	224	4,117
ProPetro Holding Corp.*	289	4,034
Clean Energy Fuels Corp.*	1,565	3,975
CVR Energy, Inc.[1]	181	3,939
TETRA Technologies, Inc.*	1,313	3,663
Natural Gas Services Group, Inc.*	143	3,554
Warrior Met Coal, Inc.	193	3,306
NCS Multistage Holdings, Inc.*	127	3,198
Halcon Resources Corp.*,1	701	3,183
Cloud Peak Energy, Inc.*	848	2,993
Pacific Ethanol, Inc.*	471	2,944
Eclipse Resources Corp.*	1,002	2,866
Bristow Group, Inc.[1]	371	2,838
WildHorse Resource Development Corp.*,1	229	2,833
Abraxas Petroleum Corp.*	1,738	2,816
Matrix Service Co.*	300	2,805
Bill Barrett Corp.*	866	2,659
Trecora Resources*	224	2,520
Lilis Energy, Inc.*	490	2,401
Tesco Corp.*	532	2,367

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Energy - 1.9% (continued)
Evolution Petroleum Corp.	290	$2,349
Key Energy Services, Inc.*	119	2,290
TPI Composites, Inc.*	123	2,273
Era Group, Inc.*	226	2,138
W&T Offshore, Inc.*	1,075	2,107
SilverBow Resources, Inc.*	80	2,093
Geospace Technologies Corp.*	151	2,088
Parker Drilling Co.*	1,540	2,079
Gastar Exploration, Inc.*	2,001	1,853
Gulf Island Fabrication, Inc.	157	1,821
CARBO Ceramics, Inc.*	263	1,802
Contango Oil & Gas Co.*	271	1,799
Pioneer Energy Services Corp.*	873	1,790
Vivint Solar, Inc.*	298	1,743
Mammoth Energy Services, Inc.*	92	1,711
Approach Resources, Inc.*	494	1,665
Midstates Petroleum Company, Inc.*	128	1,622
EP Energy Corp. — Class A*	441	1,614
Independence Contract Drilling, Inc.*	392	1,525
Hallador Energy Co.	184	1,430
Solaris Oilfield Infrastructure, Inc. — Class A*	116	1,337
PHI, Inc.*	134	1,308
Willbros Group, Inc.*	502	1,240
Earthstone Energy, Inc. — Class A*	113	1,131
Westmoreland Coal Co.*	212	1,032
Adams Resources & Energy, Inc.	25	1,027
Isramco, Inc.*	8	915
Jones Energy, Inc. — Class A*	524	838
Select Energy Services, Inc. — Class A*	45	547
Ramaco Resources, Inc.*	69	417
Rosehill Resources, Inc.*	28	234
Total Energy		784,140
Utilities - 1.9%
IDACORP, Inc.	579	49,417
WGL Holdings, Inc.	588	49,057
Portland General Electric Co.	1,026	46,877
ALLETE, Inc.	587	42,076
ONE Gas, Inc.	599	41,816
Black Hills Corp.	613	41,359
Southwest Gas Holdings, Inc.	546	39,891
New Jersey Resources Corp.	986	39,144
Spire, Inc.	542	37,805
PNM Resources, Inc.	915	34,999
NorthWestern Corp.	558	34,049
Avista Corp.	738	31,335
South Jersey Industries, Inc.	916	31,300
Ormat Technologies, Inc.	454	26,641
MGE Energy, Inc.	401	25,804
El Paso Electric Co.	464	23,989
California Water Service Group	551	20,277
American States Water Co.	417	19,770
Northwest Natural Gas Co.	325	19,451
Otter Tail Corp.	451	17,860
Chesapeake Utilities Corp.	181	13,566
NRG Yield, Inc. — Class C	731	12,866
Dynegy, Inc.*	1,267	10,478
SJW Group	187	9,197
Unitil Corp.	159	7,681
Middlesex Water Co.	182	7,207
Connecticut Water Service, Inc.	127	7,050
NRG Yield, Inc. — Class A	399	6,807
York Water Co.	147	5,123
Artesian Resources Corp. — Class A	90	3,388
Atlantic Power Corp.*	1,314	3,154
Spark Energy, Inc. — Class A1	132	2,482
EnerNOC, Inc.*	312	2,418
Delta Natural Gas Company, Inc.	79	2,407
RGC Resources, Inc.	77	2,181
Consolidated Water Company Ltd.	168	2,083
Ameresco, Inc. — Class A*	214	1,648
Genie Energy Ltd. — Class B	155	1,181
Global Water Resources, Inc.	116	1,148
Total Utilities		774,982
Basic Materials - 1.9%
Sensient Technologies Corp.	508	40,908
PolyOne Corp.	934	36,182
US Silica Holdings, Inc.	936	33,219
HB Fuller Co.	579	29,593
Minerals Technologies, Inc.	403	29,500
Balchem Corp.	363	28,209
Ingevity Corp.*	488	28,011
Commercial Metals Co.	1,326	25,763
Compass Minerals International, Inc.	389	25,402
GCP Applied Technologies, Inc.*	823	25,102
AK Steel Holding Corp.*	3,617	23,764
Cliffs Natural Resources, Inc.*	3,417	23,646
Hecla Mining Co.	4,520	23,052
Quaker Chemical Corp.	149	21,639
Allegheny Technologies, Inc.	1,246	21,194
Stepan Co.	229	19,955
Carpenter Technology Corp.	532	19,913
Innospec, Inc.	275	18,026
Coeur Mining, Inc.*	2,075	17,804
Ferro Corp.*	959	17,540
Kaiser Aluminum Corp.	193	17,084
Neenah Paper, Inc.	191	15,328
Schweitzer-Mauduit International, Inc.	349	12,993
Kraton Corp.*	343	11,813
Tronox Ltd. — Class A	746	11,280
AdvanSix, Inc.*	343	10,715
A. Schulman, Inc.	328	10,496
Innophos Holdings, Inc.	222	9,732
PH Glatfelter Co.	498	9,731
Deltic Timber Corp.	126	9,407
Century Aluminum Co.*	572	8,912
Calgon Carbon Corp.	579	8,743
Clearwater Paper Corp.*	185	8,649
Koppers Holdings, Inc.*,1	237	8,568
Materion Corp.	228	8,527
Rayonier Advanced Materials, Inc.[1]	491	7,719
Schnitzer Steel Industries, Inc. — Class A	303	7,636
Fairmount Santrol Holdings, Inc.*,1	1,780	6,942
Klondex Mines Ltd.*	2,016	6,794
CSW Industrials, Inc.*	166	6,416
American Vanguard Corp.	330	5,693

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Basic Materials - 1.9% (continued)
Aceto Corp.	336	$5,191
KMG Chemicals, Inc.	105	5,110
Hawkins, Inc.	110	5,099
OMNOVA Solutions, Inc.*	496	4,836
Kronos Worldwide, Inc.	260	4,737
Landec Corp.*	308	4,574
Codexis, Inc.*	468	2,551
Uranium Energy Corp.*	1,565	2,488
Intrepid Potash, Inc.*	1,086	2,454
Gold Resource Corp.[1]	601	2,452
Oil-Dri Corporation of America	57	2,395
Smart Sand, Inc.*	251	2,236
Ryerson Holding Corp.*	184	1,822
Verso Corp. — Class A*	386	1,810
AgroFresh Solutions, Inc.*,1	252	1,809
United States Lime & Minerals, Inc.	23	1,805
Orchids Paper Products Co.[1]	103	1,334
Shiloh Industries, Inc.*	100	1,174
Valhi, Inc.	290	864
Total Basic Materials		766,341
Diversified - 0.1%
HRG Group, Inc.*	1,364	24,157
Wins Finance Holdings, Inc.*,††	17	3,485
Total Diversified		27,642
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	347	9,501
Total Common Stocks
(Cost $21,491,159)		22,206,866

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	18	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,	110	–
Tobira Therapeutics, Inc.
Expires 11/02/18*,	80	–
Dyax Corp.
Expires 01/25/18*,	1,255	–
Nexstar Media Group, Inc.
Expires 01/18/19*,	852	–
Total Rights
(Cost $–)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 20.8%
Federal Farm Credit Bank[2]
1.42% due 09/12/18[3]	$3,000,000	3,009,390
Freddie Mac[4]
0.75% due 10/26/18[5]	2,000,000	1,999,924
1.00% due 10/28/19[5]	1,000,000	998,717
Total Freddie Mac		2,998,641
Farmer Mac[2]
0.65% due 07/10/17	2,500,000	2,499,770
Total Federal Agency Notes
(Cost $8,499,492)		8,507,801

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bill 0.91% due 08/03/17[6,7,13]	100,000	99,927
Total U.S. Treasury Bills
(Cost $99,915)		99,927

CORPORATE BONDS†† - 0.0%
Industrial - 0.0%
Mueller Industries, Inc.
6.00% due 03/01/27	1,000	1,025
Total Corporate Bonds
(Cost $1,000)		1,025

REPURCHASE AGREEMENTS††,8 - 16.3%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[9]	4,863,517	4,863,517
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[9]	1,800,994	1,800,994
Total Repurchase Agreements
(Cost $6,664,511)		6,664,511

	Shares
SECURITIES LENDING COLLATERAL†,10 - 2.3%
First American Government Obligations Fund — Class Z, 0.84%[11]	921,315	921,315
Total Securities Lending Collateral
(Cost $921,315)		921,315
Total Investments - 93.9%
(Cost $37,677,392)		$38,401,445
Other Assets & Liabilities, net - 6.1%		2,476,683
Total Net Assets - 100.0%		$40,878,128

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,737,235)	67	$657

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 Russell 2000 Index Swap 1.19%[12], Terminating 07/31/17 (Notional Value $7,562,570)	5,343	$(4,474)
BNP Paribas July 2017 Russell 2000 Index Swap 0.82%[12], Terminating 07/28/17 (Notional Value $35,636,865)	25,179	(16,935)
Goldman Sachs International July 2017 Russell 2000 Index Swap 1.04%[12], Terminating 07/27/17 (Notional Value $12,466,289)	8,808	(20,391)
(Total Notional Value $55,665,724)		$(41,800)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7 day yield as of June 30, 2017.
[12]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[13]	Zero coupon rate security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2		Level 2 - Other*	Level 3		Total
Common Stocks	$22,203,381	$—	$3,485		$—	$—		$22,206,866
Corporate Bonds	—	—	1,025		—	—		1,025
Equity Futures Contracts	—	657	—		—	—		657
Federal Agency Notes	—	—	8,507,801		—	—		8,507,801
Repurchase Agreements	—	—	6,664,511		—	—		6,664,511
Rights	—	—	—		—	—	**	—
Securities Lending Collateral	921,315	—	—		—	—		921,315
U.S. Treasury Bills	—	—	99,927		—	—		99,927
Warrants	—	—	—	**	—	—		—
Total Assets	$23,124,696	$657	$15,276,749		$—	$—		$38,402,102

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2		Level 2 - Other*	Level 3		Total
Equity Index Swap Agreements	$—	$—	$—		$41,800	$—		$41,800

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Securities have a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, Russell 2000® 2x Strategy Fund had securities with a total value of $1,595 transfer out of Level 1 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 74.1%
Consumer, Non-cyclical - 17.2%
Johnson & Johnson	13,038	$1,724,797
Procter & Gamble Co.	12,379	1,078,830
Pfizer, Inc.	28,884	970,213
Philip Morris International, Inc.	7,516	882,754
UnitedHealth Group, Inc.	4,664	864,799
Merck & Co., Inc.	13,238	848,422
Coca-Cola Co.	18,611	834,703
PepsiCo, Inc.	6,914	798,498
Altria Group, Inc.	9,349	696,220
Amgen, Inc.	3,562	613,482
Medtronic plc	6,625	587,969
AbbVie, Inc.	7,703	558,545
Celgene Corp.*	3,779	490,779
Gilead Sciences, Inc.	6,324	447,613
Bristol-Myers Squibb Co.	7,973	444,256
Abbott Laboratories	8,399	408,275
Allergan plc	1,626	395,264
Eli Lilly & Co.	4,699	386,728
Thermo Fisher Scientific, Inc.	1,893	330,272
Mondelez International, Inc. — Class A	7,343	317,145
Colgate-Palmolive Co.	4,274	316,832
PayPal Holdings, Inc.*	5,407	290,194
Biogen, Inc.*	1,034	280,586
Reynolds American, Inc.	4,005	260,485
Danaher Corp.	2,956	249,457
Kraft Heinz Co.	2,887	247,243
Aetna, Inc.	1,605	243,687
Anthem, Inc.	1,282	241,183
Automatic Data Processing, Inc.	2,165	221,826
Kimberly-Clark Corp.	1,718	221,811
Becton Dickinson and Co.	1,100	214,620
Stryker Corp.	1,501	208,309
Cigna Corp.	1,239	207,396
Boston Scientific Corp.*	6,627	183,700
Express Scripts Holding Co.*	2,872	183,348
S&P Global, Inc.	1,248	182,196
Regeneron Pharmaceuticals, Inc.*	369	181,231
McKesson Corp.	1,021	167,995
Humana, Inc.	698	167,953
Ecolab, Inc.	1,263	167,663
Intuitive Surgical, Inc.*,1	178	166,496
Constellation Brands, Inc. — Class A	830	160,796
Vertex Pharmaceuticals, Inc.*	1,205	155,288
General Mills, Inc.	2,788	154,455
Zoetis, Inc.	2,375	148,153
Baxter International, Inc.	2,361	142,935
Alexion Pharmaceuticals, Inc.*	1,087	132,255
Zimmer Biomet Holdings, Inc.	974	125,062
Illumina, Inc.*	707	122,679
HCA Healthcare, Inc.*	1,385	120,771
Sysco Corp.	2,383	119,936
Edwards Lifesciences Corp.*	1,014	119,895
Cardinal Health, Inc.	1,529	119,140
Archer-Daniels-Midland Co.	2,761	114,250
CR Bard, Inc.	350	110,639
Estee Lauder Cos., Inc. — Class A	1,083	103,946
Incyte Corp.*	822	103,498
Kroger Co.	4,417	103,005
Moody’s Corp.	805	97,952
Monster Beverage Corp.*	1,950	96,876
Tyson Foods, Inc. — Class A	1,394	87,306
Mylan N.V.*	2,231	86,607
Kellogg Co.	1,220	84,741
Clorox Co.	623	83,009
Dr Pepper Snapple Group, Inc.	890	81,088
Equifax, Inc.	582	79,978
Molson Coors Brewing Co. — Class B	893	77,102
Laboratory Corp. of America Holdings*	494	76,145
AmerisourceBergen Corp. — Class A	803	75,908
Quest Diagnostics, Inc.	662	73,588
Hershey Co.	677	72,689
Dentsply Sirona, Inc.	1,109	71,908
Henry Schein, Inc.*	384	70,280
Conagra Brands, Inc.	1,956	69,947
IDEXX Laboratories, Inc.*	426	68,765
IHS Markit Ltd.*	1,535	67,601
Global Payments, Inc.	738	66,656
Centene Corp.*	834	66,620
JM Smucker Co.	563	66,620
Whole Foods Market, Inc.	1,547	65,144
Nielsen Holdings plc	1,626	62,861
Verisk Analytics, Inc. — Class A*	744	62,771
Church & Dwight Company, Inc.	1,206	62,567
Hologic, Inc.*	1,355	61,490
Cooper Cos., Inc.	236	56,503
Align Technology, Inc.*	365	54,794
Gartner, Inc.*	437	53,974
McCormick & Co., Inc.	548	53,435
Universal Health Services, Inc. — Class B	433	52,861
Cintas Corp.	418	52,685
Perrigo Company plc	694	52,411
DaVita, Inc.*	753	48,764
Campbell Soup Co.	928	48,395
Total System Services, Inc.	802	46,717
United Rentals, Inc.*	409	46,098
Varian Medical Systems, Inc.*	445	45,920
Hormel Foods Corp.	1,305	44,514
Western Union Co.	2,281	43,453
Coty, Inc. — Class A	2,280	42,773
Brown-Forman Corp. — Class B	856	41,602
Avery Dennison Corp.	428	37,822
Envision Healthcare Corp.*	568	35,597
H&R Block, Inc.	1,003	31,003
Robert Half International, Inc.	615	29,477
Quanta Services, Inc.*	717	23,604
Mallinckrodt plc*	481	21,554
Patterson Companies, Inc.	394	18,498
Total Consumer, Non-cyclical		23,359,151

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Financial - 13.8%
JPMorgan Chase & Co.	17,195	$1,571,622
Berkshire Hathaway, Inc. — Class B*	9,193	1,557,018
Wells Fargo & Co.	21,767	1,206,108
Bank of America Corp.	48,166	1,168,507
Citigroup, Inc.	13,325	891,176
Visa, Inc. — Class A	8,936	838,017
Mastercard, Inc. — Class A	4,540	551,382
U.S. Bancorp	7,667	398,070
Goldman Sachs Group, Inc.	1,772	393,207
Chubb Ltd.	2,260	328,559
Morgan Stanley	6,894	307,197
American Express Co.	3,634	306,128
PNC Financial Services Group, Inc.	2,342	292,446
MetLife, Inc.	5,229	287,281
American Tower Corp. REIT — Class A	2,057	272,182
American International Group, Inc.	4,256	266,085
Bank of New York Mellon Corp.	5,033	256,784
Charles Schwab Corp.	5,889	252,992
BlackRock, Inc. — Class A	586	247,532
Simon Property Group, Inc.	1,511	244,419
Prudential Financial, Inc.	2,076	224,499
CME Group, Inc. — Class A	1,645	206,019
Marsh & McLennan Companies, Inc.	2,494	194,432
Capital One Financial Corp.	2,338	193,166
Intercontinental Exchange, Inc.	2,866	188,927
BB&T Corp.	3,927	178,325
Crown Castle International Corp.	1,772	177,519
Travelers Cos., Inc.	1,352	171,069
Aon plc	1,268	168,581
Equinix, Inc. REIT	377	161,793
Allstate Corp.	1,764	156,008
State Street Corp.	1,711	153,528
Public Storage	723	150,767
Prologis, Inc.	2,567	150,529
Aflac, Inc.	1,921	149,223
SunTrust Banks, Inc.	2,340	132,725
Welltower, Inc.	1,772	132,634
AvalonBay Communities, Inc.	666	127,985
Progressive Corp.	2,811	123,937
Weyerhaeuser Co. REIT	3,635	121,773
M&T Bank Corp.	745	120,653
Ventas, Inc.	1,718	119,367
Equity Residential	1,776	116,914
Discover Financial Services	1,840	114,430
Synchrony Financial	3,727	111,139
Northern Trust Corp.	1,044	101,487
KeyCorp	5,305	99,416
Fifth Third Bancorp	3,631	94,261
Ameriprise Financial, Inc.	738	93,940
Hartford Financial Services Group, Inc.	1,777	93,417
Boston Properties, Inc.	745	91,651
Willis Towers Watson plc	615	89,458
Citizens Financial Group, Inc.	2,452	87,487
Digital Realty Trust, Inc.	772	87,197
T. Rowe Price Group, Inc.	1,168	86,677
Regions Financial Corp.	5,818	85,176
Principal Financial Group, Inc.	1,297	83,099
Essex Property Trust, Inc.[1]	317	81,555
Vornado Realty Trust	834	78,313
Franklin Resources, Inc.	1,657	74,217
Lincoln National Corp.	1,085	73,324
Realty Income Corp.	1,321	72,893
HCP, Inc.	2,268	72,485
Huntington Bancshares, Inc.	5,262	71,142
Invesco Ltd.	1,969	69,289
Alliance Data Systems Corp.	269	69,050
GGP, Inc.	2,819	66,416
Host Hotels & Resorts, Inc.	3,580	65,407
Comerica, Inc.[1]	856	62,693
Loews Corp.	1,336	62,538
Mid-America Apartment Communities, Inc.	549	57,854
XL Group Ltd.	1,265	55,407
Alexandria Real Estate Equities, Inc.	441	53,127
CBRE Group, Inc. — Class A*	1,455	52,962
Cincinnati Financial Corp.	725	52,526
SL Green Realty Corp.	493	52,159
Unum Group	1,105	51,526
Everest Re Group Ltd.	199	50,663
E*TRADE Financial Corp.*	1,329	50,542
UDR, Inc.[1]	1,294	50,427
Raymond James Financial, Inc.	620	49,736
Arthur J Gallagher & Co.	868	49,693
Extra Space Storage, Inc.	609	47,502
Affiliated Managers Group, Inc.[1]	274	45,446
Regency Centers Corp.	707	44,287
Federal Realty Investment Trust	349	44,110
Zions Bancorporation	980	43,032
Iron Mountain, Inc.	1,189	40,854
CBOE Holdings, Inc.	444	40,582
Torchmark Corp.	527	40,316
Nasdaq, Inc.	551	39,391
Kimco Realty Corp.	2,060	37,801
Macerich Co.	576	33,443
Apartment Investment & Management Co. REIT — Class A	760	32,657
People’s United Financial, Inc.	1,667	29,439
Assurant, Inc.	265	27,478
Navient Corp.	1,378	22,944
Total Financial		18,691,146
Technology - 10.5%
Apple, Inc.	25,234	3,634,200
Microsoft Corp.	37,366	2,575,638
Intel Corp.	22,790	768,936
Oracle Corp.	14,538	728,935
International Business Machines Corp.	4,138	636,549
Broadcom Ltd.	1,943	452,816
NVIDIA Corp.	2,880	416,333
QUALCOMM, Inc.	7,151	394,878
Accenture plc — Class A	3,001	371,164

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Technology - 10.5% (continued)
Texas Instruments, Inc.	4,822	$370,956
Adobe Systems, Inc.*	2,394	338,607
Salesforce.com, Inc.*	3,236	280,238
Applied Materials, Inc.	5,201	214,853
Activision Blizzard, Inc.	3,356	193,205
Cognizant Technology Solutions Corp. — Class A	2,850	189,240
Electronic Arts, Inc.*	1,501	158,686
Intuit, Inc.	1,178	156,450
Micron Technology, Inc.*	5,033	150,285
HP, Inc.	8,147	142,410
Analog Devices, Inc.	1,776	138,173
Fidelity National Information Services, Inc.	1,600	136,640
Hewlett Packard Enterprise Co.	8,057	133,666
Fiserv, Inc.*	1,027	125,643
Western Digital Corp.	1,410	124,925
Lam Research Corp.	781	110,457
DXC Technology Co.	1,370	105,106
Autodesk, Inc.*	939	94,670
Cerner Corp.*	1,423	94,587
Paychex, Inc.	1,547	88,086
Skyworks Solutions, Inc.	893	85,683
Microchip Technology, Inc.	1,110	85,670
Red Hat, Inc.*	860	82,345
Xilinx, Inc.	1,201	77,248
KLA-Tencor Corp.	758	69,365
Citrix Systems, Inc.*	731	58,173
Seagate Technology plc	1,437	55,684
Synopsys, Inc.*	727	53,020
NetApp, Inc.	1,311	52,506
CA, Inc.	1,517	52,291
ANSYS, Inc.*	414	50,376
Advanced Micro Devices, Inc.*,1	3,750	46,800
Akamai Technologies, Inc.*	836	41,641
Qorvo, Inc.*	615	38,942
Xerox Corp.	1,033	29,678
CSRA, Inc.	703	22,320
Total Technology		14,228,074
Communications - 10.0%
Amazon.com, Inc.*	1,920	1,858,560
Facebook, Inc. — Class A*	11,440	1,727,211
Alphabet, Inc. — Class A*	1,440	1,338,740
Alphabet, Inc. — Class C*	1,444	1,312,206
AT&T, Inc.	29,756	1,122,694
Comcast Corp. — Class A	22,906	891,502
Verizon Communications, Inc.	19,744	881,767
Cisco Systems, Inc.	24,200	757,460
Walt Disney Co.	7,041	748,105
Priceline Group, Inc.*	238	445,183
Time Warner, Inc.	3,754	376,939
Charter Communications, Inc. — Class A*	1,044	351,671
Netflix, Inc.*	2,086	311,669
eBay, Inc.*	4,871	170,095
Twenty-First Century Fox, Inc. — Class A	5,093	144,336
CBS Corp. — Class B	1,783	113,720
Omnicom Group, Inc.	1,126	93,346
Expedia, Inc.	588	87,583
Level 3 Communications, Inc.*	1,417	84,028
Symantec Corp.	2,944	83,168
DISH Network Corp. — Class A*	1,101	69,099
Motorola Solutions, Inc.	791	68,611
Twenty-First Century Fox, Inc. — Class B	2,357	65,690
CenturyLink, Inc.[1]	2,656	63,425
Viacom, Inc. — Class B	1,705	57,237
Juniper Networks, Inc.	1,849	51,550
Interpublic Group of Cos., Inc.	1,912	47,035
VeriSign, Inc.*	427	39,694
F5 Networks, Inc.*	312	39,643
Scripps Networks Interactive, Inc. — Class A	464	31,696
Discovery Communications, Inc. — Class C*	1,020	25,714
News Corp. — Class A	1,850	25,345
TripAdvisor, Inc.*	534	20,399
Discovery Communications, Inc. — Class A*,1	744	19,218
News Corp. — Class B	580	8,207
Total Communications		13,532,546
Industrial - 7.5%
General Electric Co.	42,149	1,138,444
3M Co.	2,892	602,085
Boeing Co.	2,716	537,090
Honeywell International, Inc.	3,689	491,707
United Technologies Corp.	3,606	440,329
Union Pacific Corp.	3,907	425,512
United Parcel Service, Inc. — Class B	3,333	368,595
Lockheed Martin Corp.	1,205	334,520
Caterpillar, Inc.	2,851	306,368
General Dynamics Corp.	1,373	271,991
FedEx Corp.	1,190	258,623
CSX Corp.	4,466	243,665
Raytheon Co.	1,409	227,525
Northrop Grumman Corp.	845	216,920
Illinois Tool Works, Inc.	1,504	215,448
Johnson Controls International plc	4,540	196,854
Emerson Electric Co.	3,119	185,955
Deere & Co.	1,423	175,869
Norfolk Southern Corp.	1,402	170,623
Eaton Corp. plc	2,165	168,502
Waste Management, Inc.	1,966	144,207
TE Connectivity Ltd.	1,718	135,172
Corning, Inc.	4,454	133,842
Cummins, Inc.	748	121,341
Roper Technologies, Inc.	493	114,144
Ingersoll-Rand plc	1,239	113,232
Amphenol Corp. — Class A	1,479	109,180
Stanley Black & Decker, Inc.	739	103,999
Parker-Hannifin Corp.	644	102,924
Rockwell Automation, Inc.	624	101,063
Agilent Technologies, Inc.	1,560	92,523
Fortive Corp.	1,459	92,428
Rockwell Collins, Inc.	786	82,593

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Industrial - 7.5% (continued)
Vulcan Materials Co.	640	$81,075
Mettler-Toledo International, Inc.*,1	124	72,979
Ball Corp.	1,694	71,504
Waters Corp.*	387	71,146
Republic Services, Inc. — Class A	1,113	70,931
WestRock Co.	1,215	68,842
AMETEK, Inc.	1,114	67,475
Martin Marietta Materials, Inc.	303	67,442
Harris Corp.	590	64,357
TransDigm Group, Inc.	237	63,722
L3 Technologies, Inc.	377	62,989
Textron, Inc.	1,296	61,042
Dover Corp.	753	60,406
Masco Corp.	1,549	59,187
Pentair plc	811	53,964
Kansas City Southern	513	53,685
Expeditors International of Washington, Inc.	872	49,251
Fortune Brands Home & Security, Inc.	745	48,604
Arconic, Inc.	2,133	48,312
Xylem, Inc.	869	48,169
CH Robinson Worldwide, Inc.	682	46,840
Snap-on, Inc.	279	44,082
Acuity Brands, Inc.[1]	213	43,299
Sealed Air Corp.	948	42,432
J.B. Hunt Transport Services, Inc.	415	37,923
Allegion plc	460	37,315
PerkinElmer, Inc.	533	36,319
Jacobs Engineering Group, Inc.	583	31,710
Stericycle, Inc.*	412	31,444
Fluor Corp.	676	30,947
Flowserve Corp.	631	29,297
Garmin Ltd.	555	28,322
FLIR Systems, Inc.	660	22,876
Total Industrial		10,131,161
Consumer, Cyclical - 6.6%
Home Depot, Inc.	5,786	887,572
McDonald’s Corp.	3,945	604,216
Wal-Mart Stores, Inc.	7,149	541,037
Starbucks Corp.	7,009	408,695
CVS Health Corp.	4,931	396,748
NIKE, Inc. — Class B	6,414	378,426
Costco Wholesale Corp.	2,123	339,531
Walgreens Boots Alliance, Inc.	4,133	323,655
Lowe’s Cos., Inc.	4,153	321,982
General Motors Co.	6,646	232,144
TJX Cos., Inc.	3,112	224,593
Ford Motor Co.	18,929	211,816
Delta Air Lines, Inc.	3,562	191,421
Southwest Airlines Co.	2,927	181,884
Marriott International, Inc. — Class A	1,503	150,766
Target Corp.	2,669	139,562
Carnival Corp.	2,026	132,845
Newell Brands, Inc.	2,338	125,364
American Airlines Group, Inc.	2,384	119,963
Yum! Brands, Inc.	1,601	118,090
Delphi Automotive plc	1,296	113,595
PACCAR, Inc.	1,700	112,268
Ross Stores, Inc.	1,897	109,514
United Continental Holdings, Inc.*	1,364	102,641
O’Reilly Automotive, Inc.*	440	96,245
VF Corp.	1,551	89,337
Royal Caribbean Cruises Ltd.	812	88,695
Dollar General Corp.	1,221	88,022
Ulta Beauty, Inc.*	282	81,030
Dollar Tree, Inc.*	1,146	80,128
AutoZone, Inc.*	136	77,583
Mohawk Industries, Inc.*	306	73,957
Best Buy Co., Inc.	1,284	73,612
Whirlpool Corp.	357	68,408
Genuine Parts Co.	713	66,138
Coach, Inc.	1,360	64,382
L Brands, Inc.	1,166	62,836
Hilton Worldwide Holdings, Inc.	992	61,355
Fastenal Co.	1,400	60,942
Hasbro, Inc.	544	60,661
Chipotle Mexican Grill, Inc. — Class A*	139	57,838
DR Horton, Inc.	1,654	57,179
CarMax, Inc.*,1	896	56,502
Darden Restaurants, Inc.	602	54,445
Alaska Air Group, Inc.	597	53,587
Lennar Corp. — Class A	983	52,414
Wynn Resorts Ltd.	386	51,770
Wyndham Worldwide Corp.	505	50,707
LKQ Corp.*	1,491	49,128
Tiffany & Co.	518	48,625
WW Grainger, Inc.	260	46,938
Harley-Davidson, Inc.	847	45,755
PVH Corp.	377	43,167
Goodyear Tire & Rubber Co.	1,218	42,581
Advance Auto Parts, Inc.	357	41,623
BorgWarner, Inc.	965	40,877
Hanesbrands, Inc.[1]	1,762	40,807
Mattel, Inc.	1,658	35,697
Macy’s, Inc.	1,473	34,232
Tractor Supply Co.	622	33,719
PulteGroup, Inc.	1,374	33,704
Leggett & Platt, Inc.	640	33,619
Kohl’s Corp.	825	31,903
Staples, Inc.	3,161	31,831
Foot Locker, Inc.	635	31,293
Michael Kors Holdings Ltd.*	754	27,333
Nordstrom, Inc.[1]	538	25,733
Gap, Inc.	1,065	23,419
Bed Bath & Beyond, Inc.	703	21,371
Signet Jewelers Ltd.[1]	330	20,869
Ralph Lauren Corp. — Class A	267	19,705
Under Armour, Inc. — Class A*,1	893	19,432
Under Armour, Inc. — Class C*	892	17,983
AutoNation, Inc.*,1	319	13,449
Total Consumer, Cyclical		8,950,894
Energy - 4.5%
Exxon Mobil Corp.	20,508	1,655,610

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Energy - 4.5% (continued)
Chevron Corp.	9,169	$956,601
Schlumberger Ltd.	6,725	442,774
ConocoPhillips	5,987	263,190
EOG Resources, Inc.	2,793	252,822
Occidental Petroleum Corp.	3,700	221,519
Halliburton Co.	4,200	179,382
Kinder Morgan, Inc.	9,292	178,035
Phillips 66	2,123	175,551
Valero Energy Corp.	2,164	145,983
Marathon Petroleum Corp.	2,510	131,348
Pioneer Natural Resources Co.	823	131,334
Anadarko Petroleum Corp.	2,712	122,962
Williams Companies, Inc.	3,999	121,090
Baker Hughes, Inc.	2,059	112,236
ONEOK, Inc.	1,838	95,870
Apache Corp.	1,841	88,239
Concho Resources, Inc.*	717	87,137
Devon Energy Corp.	2,544	81,332
Tesoro Corp.	731	68,422
Noble Energy, Inc.	2,203	62,345
TechnipFMC plc*	2,258	61,418
National Oilwell Varco, Inc.	1,839	60,577
Hess Corp.	1,308	57,382
Cabot Oil & Gas Corp. — Class A	2,252	56,480
Equities Corp.	838	49,098
Marathon Oil Corp.	4,114	48,751
Cimarex Energy Co.	460	43,245
Helmerich & Payne, Inc.[1]	525	28,529
Newfield Exploration Co.*	964	27,435
Range Resources Corp.	911	21,108
Murphy Oil Corp.	785	20,120
Chesapeake Energy Corp.*,1	3,691	18,344
Transocean Ltd.*	1,893	15,579
Total Energy		6,081,848
Utilities - 2.3%
NextEra Energy, Inc.	2,266	317,535
Duke Energy Corp.	3,387	283,119
Dominion Energy, Inc.	3,044	233,262
Southern Co.	4,813	230,446
American Electric Power Company, Inc.	2,379	165,269
PG&E Corp.	2,471	164,000
Exelon Corp.	4,482	161,666
Sempra Energy	1,214	136,879
PPL Corp.	3,306	127,810
Edison International	1,577	123,306
Consolidated Edison, Inc.	1,478	119,452
Xcel Energy, Inc.	2,458	112,773
Public Service Enterprise Group, Inc.	2,448	105,288
WEC Energy Group, Inc.	1,527	93,727
Eversource Energy	1,534	93,129
DTE Energy Co.	867	91,720
American Water Works Co., Inc.	862	67,193
Entergy Corp.	868	66,636
Ameren Corp.	1,174	64,183
CMS Energy Corp.	1,357	62,761
FirstEnergy Corp.	2,148	62,636
CenterPoint Energy, Inc.	2,086	57,115
SCANA Corp.	692	46,371
Pinnacle West Capital Corp.	540	45,986
Alliant Energy Corp.	1,103	44,308
NiSource, Inc.	1,565	39,688
AES Corp.	3,194	35,485
NRG Energy, Inc.	1,530	26,347
Total Utilities		3,178,090
Basic Materials - 1.7%
Dow Chemical Co.	5,440	343,102
EI du Pont de Nemours & Co.	4,196	338,659
Monsanto Co.	2,123	251,278
Praxair, Inc.	1,384	183,450
Air Products & Chemicals, Inc.	1,054	150,785
Sherwin-Williams Co.	392	137,576
PPG Industries, Inc.	1,240	136,350
LyondellBasell Industries N.V. — Class A	1,599	134,940
International Paper Co.	1,998	113,107
Nucor Corp.	1,544	89,351
Newmont Mining Corp.	2,580	83,566
Freeport-McMoRan, Inc.*	6,442	77,368
Eastman Chemical Co.	706	59,297
Albemarle Corp.	535	56,464
International Flavors & Fragrances, Inc.	382	51,570
FMC Corp.	648	47,336
Mosaic Co.	1,699	38,788
CF Industries Holdings, Inc.	1,128	31,539
Total Basic Materials		2,324,526
Diversified - 0.0%
Leucadia National Corp.	1,567	40,993
Total Common Stocks
(Cost $90,659,660)		100,518,429

	Face Amount
FEDERAL AGENCY NOTES†† - 1.8%
Farmer Mac[2]
0.65% due 07/10/17	$2,500,000	2,499,770
Total Federal Agency Notes
(Cost $2,499,854)		2,499,770

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bill
0.96% due 09/07/17[3,4,5]	1,000,000	998,258
0.91% due 08/03/17[4,5,10]	750,000	749,450
Total U.S. Treasury Bills
(Cost $1,747,522)		1,747,708

REPURCHASE AGREEMENTS††,6 - 18.9%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17[3]	18,694,355	18,694,355
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	6,922,648	6,922,648
Total Repurchase Agreements
(Cost $25,617,003)		25,617,003

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.4%
First American Government Obligations Fund — Class Z, 0.84%[8]	485,220	$485,220
Total Securities Lending Collateral
(Cost $485,220)		485,220
Total Investments - 96.5%
(Cost $121,009,259)		$130,868,130
Other Assets & Liabilities, net - 3.5%		4,817,875
Total Net Assets - 100.0%		$135,686,005

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $10,773,450)	89	$(23,152)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P 500 Index Swap 1.64%[9], Terminating 07/31/17 (Notional Value $29,747,315)	12,275	$43,028
BNP Paribas July 2017 S&P 500 Index Swap 1.47%[9], Terminating 07/28/17 (Notional Value $38,933,322)	16,066	(171,284)
Goldman Sachs International July 2017 S&P 500 Index Swap 1.69%[9], Terminating 07/27/17 (Notional Value $89,902,679)	37,098	(572,259)
(Total Notional Value $158,583,316)		$(700,515)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
[9]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[10]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$100,518,429	$—	$—	$—	$—	$100,518,429
Equity Index Swap Agreements	—	—	—	43,028	—	43,028
Federal Agency Notes	—	—	2,499,770	—	—	2,499,770
Repurchase Agreements	—	—	25,617,003	—	—	25,617,003
Securities Lending Collateral	485,220	—	—	—	—	485,220
U.S. Treasury Bills	—	—	1,747,708	—	—	1,747,708
Total Assets	$101,003,649	$—	$29,864,481	$43,028	$—	$130,911,158

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$23,152	$—	$—	$—	$23,152
Equity Index Swap Agreements	—	—	—	743,543	—	743,543
Total Liabilities	$—	$23,152	$—	$743,543	$—	$766,695

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2017, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange NYSE or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker; securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Market LLC			U.S. TIP Notes
1.01%			0.13%
Due 07/03/17	$50,157,840	$50,162,061	04/15/19 - 04/15/20	$48,864,800	$51,161,099

Bank of America Merrill Lynch			U.S. Treasury Note
1.08%			2.13%
Due 07/03/17	18,573,791	18,575,463	08/15/21	18,515,100	18,945,293

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

 5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$3,622,472	$3,677,997
Russell 2000® 2x Strategy Fund	887,632	921,315
S&P 500® 2x Strategy Fund	475,904	485,220

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Dow 2x Strategy Fund	$31,163,541	$1,760,090	$(286,460)	$1,473,630
Inverse Dow 2x Strategy Fund	6,362,828	-	-	-
Inverse NASDAQ-100® 2x Strategy Fund	16,256,019	14,129	(3,975)	10,154
Inverse Russell 2000® 2x Strategy Fund	12,544,065	16,086	-	16,086
Inverse S&P 500® 2x Strategy Fund	27,972,732	22,283	(7,540)	14,743
NASDAQ-100® 2x Strategy Fund	323,827,893	26,648,156	(5,030,051)	21,618,105
Russell 2000® 2x Strategy Fund	38,722,363	740,936	(1,061,854)	(320,918)
S&P 500® 2x Strategy Fund	128,167,961	4,038,980	(1,338,811)	2,700,169

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	August 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 29, 2017

*	Print the name and title of each signing officer under his or her signature.